Performance Trust Strategic Bond Fund
Schedule of Investments
May 31, 2021 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.56%
GLS Auto Receivables Issuer Trust
2020-1A, 2.170%, 02/15/2024 (a)	3,396,146	$3,418,629
2020-2A, 3.160%, 06/16/2025 (a)	4,500,000	4,676,015
Navient Student Loan Trust
2019-2A, 1.092% (1 Month LIBOR USD + 1.000%), 02/27/2068 (a)(b)	6,930,000	7,106,691
Nelnet Student Loan Trust
2006-1, 0.600% (3 Month LIBOR USD + 0.450%), 08/23/2036 (a)(b)	9,347,495	9,257,350
New Residential Advance Receivables Trust
2020-T1, 2.269%, 08/15/2053 (a)	1,700,000	1,713,630
2020-T1, 3.011%, 08/15/2053 (a)	4,400,000	4,433,395
SoFi Consumer Loan Program Trust
2019-3, 2.900%, 05/25/2028 (a)	530,462	533,952
2020-1, 2.020%, 01/25/2029 (a)	1,030,509	1,040,048
TOTAL ASSET BACKED SECURITIES (Cost $31,741,795)		32,179,710

COLLATERALIZED LOAN OBLIGATIONS - 10.01%
Allegany Park CLO Ltd.
2019-1A, 3.888% (3 Month LIBOR USD + 3.700%), 01/20/2033 (a)(b)(c)	5,900,000	5,959,000
AMMC CLO 18 Ltd.
2016-18A, 1.241% (3 Month LIBOR USD + 1.100%), 05/26/2031 (a)(b)(c)	2,736,617	2,737,540
AMMC CLO 20 Ltd.
2017-20A, 1.790% (3 Month LIBOR USD + 1.600%), 04/17/2029 (a)(b)(c)	1,650,000	1,649,992
AMMC CLO 22 Ltd.
2018-22A, 1.626% (3 Month LIBOR USD + 1.450%), 04/25/2031 (a)(b)(c)	9,750,000	9,721,345
Apidos CLO XII
2013-12A, 1.584% (3 Month LIBOR USD + 1.400%), 04/15/2031 (a)(b)(c)	2,000,000	1,993,894
2013-12A, 5.584% (3 Month LIBOR USD + 5.400%), 04/15/2031 (a)(b)(c)	2,650,000	2,457,742
Apidos CLO XV
2013-15A, 2.038% (3 Month LIBOR USD + 1.850%), 04/20/2031 (a)(b)(c)	5,000,000	4,958,070
2013-15A, 5.888% (3 Month LIBOR USD + 5.700%), 04/20/2031 (a)(b)(c)	3,000,000	2,909,679
Apidos CLO XX
2015-20A, 1.734% (3 Month LIBOR USD + 1.550%), 07/16/2031 (a)(b)(c)	10,000,000	10,005,250
2015-20A, 2.134% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	1,250,000	1,249,991
Apidos CLO XXI
2015-21A, 2.640% (3 Month LIBOR USD + 2.450%), 07/18/2027 (a)(b)(c)	3,500,000	3,483,119
Apidos CLO XXIII
2015-23A, 1.784% (3 Month LIBOR USD + 1.600%), 04/15/2033 (a)(b)(c)	6,500,000	6,536,855
Apidos CLO XXIX
2018-29A, 1.726% (3 Month LIBOR USD + 1.550%), 07/25/2030 (a)(b)(c)	4,250,000	4,252,248
2018-29A, 2.076% (3 Month LIBOR USD + 1.900%), 07/25/2030 (a)(b)(c)	7,600,000	7,556,118
2018-29A, 2.926% (3 Month LIBOR USD + 2.750%), 07/25/2030 (a)(b)(c)	6,250,000	6,257,469
Apidos CLO XXVI
2017-26A, 3.890% (3 Month LIBOR USD + 3.700%), 07/18/2029 (a)(b)(c)	4,500,000	4,504,621
Apidos CLO XXVIII
2017-28A, 1.338% (3 Month LIBOR USD + 1.150%), 01/20/2031 (a)(b)(c)	2,000,000	1,986,830
Apidos CLO XXX
XXXA, 2.190% (3 Month LIBOR USD + 2.000%), 10/18/2031 (a)(b)(c)	2,000,000	1,999,984
Apidos CLO XXXI
2019-31A, 1.679% (3 Month LIBOR USD + 1.550%), 04/15/2031 (a)(b)(c)	4,000,000	3,999,992
Apidos CLO XXXIII
2020-33A, 4.496% (3 Month LIBOR USD + 4.320%), 07/24/2031 (a)(b)(c)	4,470,000	4,492,524
Apidos CLO XXXIV
2020-34A, 3.839% (3 Month LIBOR USD + 3.600%), 01/20/2033 (a)(b)(c)	2,000,000	2,019,010
Ares XLVI CLO Ltd.
2017-46A, 1.884% (3 Month LIBOR USD + 1.700%), 01/15/2030 (a)(b)(c)	1,436,843	1,422,575
2017-46A, 3.570%, 01/15/2030 (a)(c)	3,600,000	3,600,000
Ares XLVIII CLO Ltd.
2018-48A, 1.488% (3 Month LIBOR USD + 1.300%), 07/20/2030 (a)(b)(c)	7,000,000	7,003,472
Ares XXVII CLO Ltd.
2013-2A, 2.584% (3 Month LIBOR USD + 2.400%), 07/28/2029 (a)(b)(c)	2,000,000	2,004,150
Ares XXXIR CLO Ltd.
2014-31RA, 1.450% (3 Month LIBOR USD + 1.300%), 05/24/2030 (a)(b)(c)	13,000,000	12,999,987
2014-31RA, 1.750% (3 Month LIBOR USD + 1.600%), 05/24/2030 (a)(b)(c)	2,000,000	1,999,996
Basswood Park CLO Ltd.
2021-1A, 1.611% (3 Month LIBOR USD + 1.400%), 04/20/2034 (a)(b)(c)	5,625,000	5,583,133
Bean Creek CLO Ltd.
2015-1A, 1.208% (3 Month LIBOR USD + 1.020%), 04/20/2031 (a)(b)(c)	13,000,000	13,004,303
2015-1A, 1.638% (3 Month LIBOR USD + 1.450%), 04/20/2031 (a)(b)(c)	3,200,000	3,201,661
Betony CLO 2 Ltd.
2018-1A, 2.036% (3 Month LIBOR USD + 1.850%), 04/30/2031 (a)(b)(c)	1,200,000	1,199,993
BlueMountain CLO Ltd.
2018-1A, 1.886% (3 Month LIBOR USD + 1.700%), 07/30/2030 (a)(b)(c)	6,996,770	7,004,256
2014-2A, 1.938% (3 Month LIBOR USD + 1.750%), 10/20/2030 (a)(b)(c)	5,500,000	5,499,967
2013-2A, 1.784% (3 Month LIBOR USD + 1.600%), 10/22/2030 (a)(b)(c)	2,750,000	2,751,301
2018-2A, 1.856% (3 Month LIBOR USD + 1.700%), 08/15/2031 (a)(b)(c)	8,500,000	8,508,806
BlueMountain Fuji US CLO III Ltd.
2017-3A, 1.559% (3 Month LIBOR USD + 1.375%), 01/15/2030 (a)(b)(c)	6,800,000	6,777,567
Burnham Park CLO Ltd.
2016-1A, 2.338% (3 Month LIBOR USD + 2.150%), 10/20/2029 (a)(b)(c)	5,250,000	5,249,953
Catskill Park CLO Ltd.
2017-1A, 3.888% (3 Month LIBOR USD + 3.700%), 04/20/2029 (a)(b)(c)	1,000,000	1,000,000
Cayuga Park CLO Ltd.
2020-1A, 2.890% (3 Month LIBOR USD + 2.700%), 07/17/2031 (a)(b)(c)	3,100,000	3,106,042
Chenango Park CLO Ltd.
2018-1A, 1.734% (3 Month LIBOR USD + 1.550%), 04/15/2030 (a)(b)(c)	7,000,000	7,014,133
2018-1A, 2.034% (3 Month LIBOR USD + 1.850%), 04/15/2030 (a)(b)(c)	5,500,000	5,490,864
2018-1A, 3.184% (3 Month LIBOR USD + 3.000%), 04/15/2030 (a)(b)(c)	1,000,000	999,984
CIFC Funding Ltd.
2017-3A, 1.988% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	2,100,000	2,104,796
2018-1A, 1.940% (3 Month LIBOR USD + 1.750%), 04/18/2031 (a)(b)(c)	3,750,000	3,739,545
2013-3RA, 1.156% (3 Month LIBOR USD + 0.980%), 04/24/2031 (a)(b)(c)	12,225,000	12,224,976
2016-1A, 2.986% (3 Month LIBOR USD + 2.800%), 10/21/2031 (a)(b)(c)	5,000,000	5,025,395
2021-2A, 1.634% (3 Month LIBOR USD + 1.450%), 04/15/2034 (a)(b)(c)	2,250,000	2,227,698
Cook Park CLO Ltd.
2018-1A, 1.590% (3 Month LIBOR USD + 1.400%), 04/17/2030 (a)(b)(c)	6,500,000	6,490,009
Dewolf Park CLO Ltd.
2017-1A, 3.334% (3 Month LIBOR USD + 3.150%), 10/15/2030 (a)(b)(c)	925,000	925,000
Dorchester Park CLO Ltd.
2015-1A, 1.088% (3 Month LIBOR USD + 0.900%), 04/20/2028 (a)(b)(c)	2,172,921	2,172,921
Dryden 77 CLO Ltd.
2020-77A, 0.000% (3 Month LIBOR USD + 1.650%), 05/20/2034 (a)(b)(c)(d)	8,000,000	8,000,000
Dryden XXV Senior Loan Fund
2012-25A, 1.534% (3 Month LIBOR USD + 1.350%), 10/15/2027 (a)(b)(c)	20,000,000	20,006,380
Galaxy XIX CLO Ltd.
2015-19A, 1.576% (3 Month LIBOR USD + 1.400%), 07/24/2030 (a)(b)(c)	4,000,000	3,999,984
Gilbert Park CLO Ltd.
2017-1A, 3.134% (3 Month LIBOR USD + 2.950%), 10/15/2030 (a)(b)(c)	8,475,000	8,488,433
Goldentree Loan Management US CLO 1 Ltd.
2017-1A, 1.700% (3 Month LIBOR USD + 1.500%), 04/20/2034 (a)(b)(c)	6,250,000	6,228,825
Goldentree Loan Management US CLO 2 Ltd.
2017-2A, 1.638% (3 Month LIBOR USD + 1.450%), 11/28/2030 (a)(b)(c)	8,750,000	8,758,409
2017-2A, 4.888% (3 Month LIBOR USD + 4.700%), 11/28/2030 (a)(b)(c)	1,725,000	1,663,700
Goldentree Loan Management US CLO 3 Ltd.
2018-3A, 1.738% (3 Month LIBOR USD + 1.550%), 04/20/2030 (a)(b)(c)	7,865,000	7,877,096
2018-3A, 2.088% (3 Month LIBOR USD + 1.900%), 04/20/2030 (a)(b)(c)	6,300,000	6,314,207
Goldentree Loan Management US CLO 4 Ltd.
2019-4A, 1.755% (3 Month LIBOR USD + 1.600%), 04/24/2031 (a)(b)(c)	5,350,000	5,349,989
2019-4A, 4.926% (3 Month LIBOR USD + 4.750%), 04/24/2031 (a)(b)(c)	8,150,000	7,813,519
Goldentree Loan Management US CLO 7 Ltd.
2020-7A, 1.888% (3 Month LIBOR USD + 1.700%), 04/20/2034 (a)(b)(c)	5,750,000	5,770,320
Goldentree Loan Management US CLO 8 Ltd.
2020-8A, 1.038% (3 Month LIBOR USD + 0.850%), 07/20/2031 (a)(b)(c)	833,333	833,333
2020-8A, 2.938% (3 Month LIBOR USD + 2.750%), 07/20/2031 (a)(b)(c)	7,000,000	7,036,876
Goldentree Loan Opportunities X Ltd.
2015-10A, 1.638% (3 Month LIBOR USD + 1.450%), 07/20/2031 (a)(b)(c)	3,250,000	3,251,563
Goldentree Loan Opportunities XI Ltd.
2015-11A, 2.590% (3 Month LIBOR USD + 2.400%), 01/18/2031 (a)(b)(c)	2,250,000	2,225,205
Golub Capital BDC 3 CLO 1 LLC
2021-1A, 2.911% (3 Month LIBOR USD + 2.800%), 04/15/2033 (a)(b)(c)	7,000,000	6,999,832
Golub Capital Partners CLO 47M Ltd.
2020-47A, 1.856% (3 Month LIBOR USD + 1.680%), 05/05/2032 (a)(b)(c)	15,000,000	15,026,760
Greenwood Park CLO Ltd.
2018-1A, 5.134% (3 Month LIBOR USD + 4.950%), 04/15/2031 (a)(b)(c)	1,750,000	1,684,459
Grippen Park CLO Ltd.
2017-1A, 1.838% (3 Month LIBOR USD + 1.650%), 01/20/2030 (a)(b)(c)	3,000,000	3,002,550
2017-1A, 3.488% (3 Month LIBOR USD + 3.300%), 01/20/2030 (a)(b)(c)	7,350,000	7,357,409
2017-1A, 5.888% (3 Month LIBOR USD + 5.700%), 01/20/2030 (a)(b)(c)	1,150,000	1,141,375
Harriman Park CLO Ltd.
2020-1A, 1.777% (3 Month LIBOR USD + 1.600%), 04/20/2034 (a)(b)(c)	7,500,000	7,499,970
Jay Park CLO Ltd.
2016-1A, 2.838% (3 Month LIBOR USD + 2.650%), 10/20/2027 (a)(b)(c)	1,124,000	1,124,504
LCM 26 Ltd.
26A, 1.588% (3 Month LIBOR USD + 1.400%), 01/20/2031 (a)(b)(c)	7,900,000	7,880,606
26A, 2.688% (3 Month LIBOR USD + 2.500%), 01/20/2031 (a)(b)(c)	1,000,000	952,483
26A, 5.488% (3 Month LIBOR USD + 5.300%), 01/20/2031 (a)(b)(c)	4,000,000	3,699,412
LCM 29 Ltd.
29A, 4.034% (3 Month LIBOR USD + 3.850%), 04/15/2031 (a)(b)(c)	2,700,000	2,699,930
LCM 30 Ltd.
30A, 7.138% (3 Month LIBOR USD + 6.950%), 04/20/2031 (a)(b)(c)	4,700,000	4,700,000
LCM Loan Income Fund I Income Note Issuer Ltd.
27A, 1.264% (3 Month LIBOR USD + 1.080%), 07/16/2031 (a)(b)(c)	4,000,000	4,002,684
27A, 2.134% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	2,700,000	2,661,911
27A, 3.134% (3 Month LIBOR USD + 2.950%), 07/16/2031 (a)(b)(c)	4,000,000	3,908,312
LCM XIII LP
13A, 4.240% (3 Month LIBOR USD + 4.050%), 07/19/2027 (a)(b)(c)	5,500,000	5,504,724
LCM XIV LP
14A, 1.768% (3 Month LIBOR USD + 1.580%), 07/20/2031 (a)(b)(c)	10,800,000	10,799,946
14A, 2.038% (3 Month LIBOR USD + 1.850%), 07/20/2031 (a)(b)(c)	6,000,000	5,986,356
LCM XV LP
15A, 3.888% (3 Month LIBOR USD + 3.700%), 07/20/2030 (a)(b)(c)	6,950,000	6,888,493
LCM XVI LP
16A, 1.934% (3 Month LIBOR USD + 1.750%), 10/15/2031 (a)(b)(c)	4,000,000	4,004,296
16A, 2.334% (3 Month LIBOR USD + 2.150%), 10/15/2031 (a)(b)(c)	5,100,000	5,069,961
LCM XVIII LP
19A, 1.934% (3 Month LIBOR USD + 1.750%), 07/15/2027 (a)(b)(c)	2,500,000	2,501,330
19A, 2.884% (3 Month LIBOR USD + 2.700%), 07/15/2027 (a)(b)(c)	4,000,000	4,014,400
18A, 6.138% (3 Month LIBOR USD + 5.950%), 04/20/2031 (a)(b)(c)	2,480,000	2,340,478
LCM XXII Ltd.
22A, 1.638% (3 Month LIBOR USD + 1.450%), 10/20/2028 (a)(b)(c)	5,000,000	5,005,930
22A, 2.988% (3 Month LIBOR USD + 2.800%), 10/20/2028 (a)(b)(c)	2,000,000	1,930,478
Long Point Park CLO Ltd.
2017-1A, 1.565% (3 Month LIBOR USD + 1.375%), 01/17/2030 (a)(b)(c)	11,750,000	11,729,837
2017-1A, 2.590% (3 Month LIBOR USD + 2.400%), 01/17/2030 (a)(b)(c)	4,000,000	3,905,888
Magnetite VIII Ltd.
2014-8A, 3.084% (3 Month LIBOR USD + 2.900%), 04/15/2031 (a)(b)(c)	3,900,000	3,899,942
Magnetite XV Ltd.
2015-15A, 2.926% (3 Month LIBOR USD + 2.750%), 07/25/2031 (a)(b)(c)	2,000,000	1,998,786
Magnetite XXIII Ltd.
2019-23A, 6.926% (3 Month LIBOR USD + 6.750%), 10/25/2032 (a)(b)(c)	2,750,000	2,769,836
Magnetite XXIV Ltd.
2019-24A, 2.734% (3 Month LIBOR USD + 2.550%), 01/15/2033 (a)(b)(c)	6,000,000	6,043,392
2019-24A, 3.984% (3 Month LIBOR USD + 3.800%), 01/15/2033 (a)(b)(c)	1,700,000	1,717,000
Magnetite XXVI Ltd.
2020-26A, 4.744% (3 Month LIBOR USD + 4.560%), 07/15/2030 (a)(b)(c)	1,500,000	1,505,250
Magnetite XXVII Ltd.
2020-27A, 4.188% (3 Month LIBOR USD + 4.000%), 07/20/2033 (a)(b)(c)	2,750,000	2,758,008
2020-27A, 7.668% (3 Month LIBOR USD + 7.480%), 07/20/2033 (a)(b)(c)	5,250,000	5,266,065
Magnetite XXVIII Ltd.
2020-28A, 7.256% (3 Month LIBOR USD + 7.080%), 10/25/2031 (a)(b)(c)	2,000,000	2,015,110
Mountain View CLO XV Ltd.
2019-2A, 2.084% (3 Month LIBOR USD + 1.900%), 01/15/2033 (a)(b)(c)	3,000,000	3,004,272
Neuberger Berman CLO Ltd.
2017-25A, 1.540% (3 Month LIBOR USD + 1.350%), 10/18/2029 (a)(b)(c)	5,000,000	4,990,630
2019-34A, 4.388% (3 Month LIBOR USD + 4.200%), 01/20/2033 (a)(b)(c)	1,000,000	1,001,837
Niagara Park CLO Ltd.
2019-1A, 6.640% (3 Month LIBOR USD + 6.450%), 07/17/2032 (a)(b)(c)	2,000,000	1,999,860
Oak Hill Credit Partners Ltd.
2014-10RA, 1.738% (3 Month LIBOR USD + 1.550%), 04/20/2034 (a)(b)(c)	6,750,000	6,749,966
Octagon Investment Partners 18 Ltd.
2018-18A, 1.144% (3 Month LIBOR USD + 0.960%), 04/16/2031 (a)(b)(c)	5,000,000	5,004,885
Octagon Investment Partners 26 Ltd.
2016-1A, 1.984% (3 Month LIBOR USD + 1.800%), 07/15/2030 (a)(b)(c)	6,220,000	6,201,782
Octagon Investment Partners 33 Ltd.
2017-1A, 1.688% (3 Month LIBOR USD + 1.500%), 01/20/2031 (a)(b)(c)	1,250,000	1,249,994
OZLM XXIV Ltd.
2019-24A, 1.238% (3 Month LIBOR USD + 1.050%), 07/20/2032 (a)(b)(c)	4,000,000	4,000,000
Reese Park CLO Ltd.
2020-1A, 0.934% (3 Month LIBOR USD + 0.750%), 10/15/2032 (a)(b)(c)	5,000,000	5,003,760
2020-1A, 2.220%, 10/15/2032 (a)(c)	4,820,000	4,751,175
Stratus CLO Ltd.
2020-2A, 0.984% (3 Month LIBOR USD + 0.800%), 10/15/2028 (a)(b)(c)	804,600	804,838
Verde CLO Ltd.
2019-1A, 1.784% (3 Month LIBOR USD + 1.600%), 04/15/2032 (a)(b)(c)	2,000,000	1,999,990
Webster Park CLO Ltd.
2015-1A, 1.538% (3 Month LIBOR USD + 1.350%), 07/20/2030 (a)(b)(c)	4,000,000	3,999,984
2015-1A, 1.988% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	10,300,000	10,276,434
2015-1A, 3.088% (3 Month LIBOR USD + 2.900%), 07/20/2030 (a)(b)(c)	4,800,000	4,805,587
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $564,666,474)		572,524,292

CORPORATE BONDS - 12.59%
Administrative and Support Services - 0.53%
Central Storage Safety Project Trust
4.823%, 02/01/2038 (a)	6,896,960	7,506,554
ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	7,957,000	11,634,714
MSCI, Inc.
4.000%, 11/15/2029 (a)	5,000,000	5,192,400
3.625%, 11/01/2031 (a)	5,000,000	5,052,100
Northwell Healthcare, Inc.
3.391%, 11/01/2027	1,000,000	1,060,354
Air Transportation - 0.40%
Delta Air Lines, Inc.
7.000%, 05/01/2025 (a)	10,595,000	12,326,837
Southwest Airlines Co.
5.125%, 06/15/2027	8,780,000	10,283,986
Ambulatory Health Care Services - 0.44%
Ascension Health
3.106%, 11/15/2039	15,000,000	15,639,798
Toledo Hospital
6.015%, 11/15/2048	6,980,000	9,633,054
Beverage and Tobacco Product Manufacturing - 0.31%
Keurig Dr. Pepper, Inc.
7.450%, 05/01/2038	5,000,000	7,595,337
The Coca-Cola Co.
2.000%, 03/05/2031	10,000,000	9,934,566
Building Material and Garden Equipment and Supplies Dealers - 0.29%
Home Depot, Inc.
1.375%, 03/15/2031	10,000,000	9,387,503
5.875%, 12/16/2036	5,000,000	6,963,018
Chemical Manufacturing - 0.40%
Johnson & Johnson
5.850%, 07/15/2038	8,180,000	11,675,642
Wyeth LLC
5.950%, 04/01/2037	8,000,000	11,183,615
Computer and Electronic Product Manufacturing - 1.06%
Apple, Inc.
1.650%, 02/08/2031	20,000,000	19,420,623
2.375%, 02/08/2041	10,000,000	9,357,190
Dell International LLC
8.350%, 07/15/2046 (a)	6,800,000	10,682,351
Intel Corp.
3.900%, 03/25/2030	10,000,000	11,458,922
Siemens Financieringsmaatschappij NV
2.150%, 03/11/2031 (a)(c)	9,650,000	9,579,743
Credit Intermediation and Related Activities - 3.81%
Bank of America Corp.
2.651% to 03/11/31 then SOFR + 1.220%, 03/11/2032 (b)	10,000,000	10,108,806
Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then 3 Month LIBOR USD + 2.255%, 06/01/2028 (b)(c)	3,000,000	3,158,549
5.250% to 06/15/2025 then SOFR + 5.060%, 06/15/2030 (b)(c)	5,000,000	5,347,596
Banner Corp.
5.000% to 06/30/2025 then SOFR + 4.890%, 06/30/2030 (b)	5,000,000	5,026,443
BlueHub Loan Fund, Inc.
3.099%, 01/01/2030	3,000,000	2,884,711
CIT Group, Inc.
4.125% (5 Year CMT Rate + 2.372%), 11/13/2029 (b)	3,000,000	3,054,915
CNB Financial Corp.
3.250% to 6/15/2026 then SOFR + 2.580%, 06/15/2031 (a)(b)	5,000,000	5,000,000
Compeer Financial FLCA
2.750% to 06/01/2026 then SOFR + 2.030%, 06/01/2031 (a)(b)	5,000,000	5,009,180
3.375% to 06/01/2031 then SOFR + 1.965%, 06/01/2036 (a)(b)	4,750,000	4,792,014
First Busey Corp.
5.250% to 06/01/2025 then SOFR + 5.110%, 06/01/2030 (b)	4,000,000	4,209,546
First Citizens BancShares, Inc.
3.375% to 03/15/2025 then SOFR + 2.465%, 03/15/2030 (b)	7,500,000	7,660,261
First Financial Bancorp
5.250% to 05/15/2025 then SOFR + 5.090%, 05/15/2030 (b)	4,000,000	4,133,242
First Mid Bancshares, Inc.
3.950% to 10/15/2025 then SOFR + 3.830%, 10/15/2030 (b)	5,000,000	5,144,252
Firstbank
4.500% to 09/01/2025 then SOFR + 4.390%, 09/01/2030 (b)	5,000,000	5,181,730
Great Southern Bank
5.500% to 06/15/2025 then SOFR + 5.325%, 06/15/2030 (b)	4,000,000	4,363,748
Heritage Commerce Corp.
5.250% to 06/01/2022 then 3 Month LIBOR USD + 3.365%, 06/01/2027 (b)	3,935,000	3,950,057
Hilltop Holdings, Inc.
6.125% to 05/15/2030 then SOFR + 5.800%, 05/15/2035 (b)	9,000,000	10,258,432
Independent Bank Group, Inc.
4.000% to 09/15/2025 then SOFR + 3.885%, 09/15/2030 (b)	6,000,000	6,163,274
JPMorgan Chase & Co.
2.069% to 06/01/2028 then SOFR + 1.015%, 06/01/2029 (b)	5,000,000	5,023,615
MB Financial Bank, NA
4.000% to 12/01/2022 then 3 Month LIBOR USD + 1.873%, 12/01/2027 (b)	3,000,000	3,111,636
NBT Bancorp, Inc.
5.000% to 07/01/2025 then SOFR + 4.850%, 07/01/2030 (b)	7,500,000	7,957,817
OceanFirst Financial Corp.
5.250% to 05/15/2025 then SOFR + 5.095%, 05/15/2030 (b)	5,000,000	5,171,952
OneMain Finance Corp.
5.375%, 11/15/2029	5,553,000	5,919,887
Pacific Continental Corp.
5.875% to 09/30/2021 then 3 Month LIBOR USD + 4.715%, 06/30/2026 (b)	5,000,000	5,007,849
Pacific Premier Bancorp, Inc.
4.875% to 05/15/2024 then 3 Month LIBOR USD + 2.500%, 05/15/2029 (b)	4,000,000	4,046,583
5.375% to 06/15/2025 then SOFR + 5.170%, 06/15/2030 (b)	4,000,000	4,203,118
Park National Corp.
4.500% to 09/01/2025 then SOFR + 4.390%, 09/01/2030 (b)	5,100,000	5,208,254
Peapack-Gladstone Financial Corp.
3.500% to 12/30/2025 then SOFR + 3.260%, 12/30/2030 (b)	7,500,000	7,652,718
Pinnacle Financial Partners, Inc.
4.125% to 09/15/2024 then 3 Month LIBOR USD + 2.775%, 09/15/2029 (b)	6,000,000	6,078,516
Preferred Bank
6.000% to 06/15/2021 then 3 Month LIBOR USD + 4.673%, 06/15/2026 (b)	4,500,000	4,510,057
Sandy Spring Bancorp, Inc.
4.250% to 11/15/2024 then 3 Month LIBOR USD + 2.882%, 11/15/2029 (b)	5,500,000	5,805,445
Signature Bank
4.125% to 11/01/2024 then 3 Month LIBOR USD + 2.559%, 11/01/2029 (b)	5,000,000	5,186,933
Southside Bancshares, Inc.
3.875% to 11/15/2025 then SOFR + 3.660%, 11/15/2030 (b)	7,000,000	6,928,855
Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%), 05/06/2031 (b)	10,590,000	10,833,570
Towne Bank
4.500% to 07/30/2022 then 3 Month LIBOR USD + 2.550%, 07/30/2027 (b)	4,000,000	4,103,784
Trustmark Corp.
3.625% to 12/01/2025 then SOFR + 3.387%, 12/01/2030 (b)	6,000,000	6,108,417
UMB Financial Corp.
3.700% (5 Year CMT Rate + 3.437%), 09/17/2030 (b)	5,000,000	5,125,850
Valley National Bancorp
3.000% to 06/15/2026 then SOFR + 2.360%, 06/15/2031 (b)	5,000,000	5,035,096
Western Alliance Bank
5.250% to 06/01/2025 then SOFR + 5.120%, 06/01/2030 (b)	5,000,000	5,359,634
WSFS Financial Corp.
2.750% to 12/15/2025 then SOFR + 2.485%, 12/15/2030 (b)	4,000,000	3,983,566
Data Processing, Hosting and Related Services - 0.14%
Automatic Data Processing, Inc.
1.700%, 05/15/2028	8,000,000	8,064,997
Educational Services - 0.27%
Liberty University, Inc.
3.338%, 03/01/2034	15,000,000	15,476,403
Fabricated Metal Product Manufacturing - 0.20%
Ball Corp.
2.875%, 08/15/2030	12,000,000	11,555,160
Food Manufacturing - 0.38%
Archer-Daniels-Midland Co.
3.250%, 03/27/2030	10,900,000	11,918,859
Hormel Foods Corp.
1.700%, 06/03/2028	10,000,000	10,002,404
General Merchandise Stores - 0.26%
Walmart, Inc.
6.500%, 08/15/2037	10,000,000	14,922,070
Hospitals - 0.55%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	1,000,000	1,120,041
Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	650,566
CHRISTUS Health
4.341%, 07/01/2028	3,285,000	3,762,013
CommonSpirit Health
3.347%, 10/01/2029	2,235,000	2,399,774
3.817%, 10/01/2049	2,150,000	2,327,800
Hackensack Meridian Health, Inc.
2.675%, 09/01/2041	9,920,000	9,439,672
Memorial Health Services
3.496%, 05/01/2022	575,000	591,426
3.447%, 11/01/2049	9,820,000	10,384,512
Orlando Health Obligated Group
2.891%, 10/01/2035	1,000,000	1,011,209
Insurance Carriers and Related Activities - 0.20%
Chubb INA Holdings, Inc.
1.375%, 09/15/2030	6,726,000	6,318,545
Renasant Corp.
4.500% to 09/15/2030 then SOFR + 4.025%, 09/15/2035 (b)	5,000,000	5,078,341
Management of Companies and Enterprises - 0.16%
Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then 3 Month LIBOR USD + 2.050%, 12/15/2027 (b)	3,500,000	3,594,636
First Interstate BancSystem, Inc.
5.250% to 05/15/2025 then SOFR + 5.180%, 05/15/2030 (b)	5,000,000	5,366,524
Motor Vehicle and Parts Dealers - 0.14%
Lithia Motors, Inc.
3.875%, 06/01/2029 (a)	4,750,000	4,890,172
4.375%, 01/15/2031 (a)	3,000,000	3,176,985
Nonmetallic Mineral Product Manufacturing - 0.02%
Corning, Inc.
5.750%, 08/15/2040	722,000	950,794
Nonstore Retailers - 0.09%
Amazon.com, Inc.
1.650%, 05/12/2028	5,000,000	5,034,428
Nursing and Residential Care Facilities - 0.10%
HumanGood California Obligated Group
3.000%, 10/01/2028	5,740,000	5,854,007
Personal and Laundry Services - 0.18%
Service Corp International
5.125%, 06/01/2029	5,000,000	5,418,500
4.000%, 05/15/2031	4,750,000	4,846,662
Primary Metal Manufacturing - 0.20%
Howmet Aerospace, Inc.
5.900%, 02/01/2027	10,000,000	11,636,450
Professional, Scientific, and Technical Services - 0.21%
AECOM
5.125%, 03/15/2027	10,000,000	11,075,000
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (a)	1,000,000	1,002,187
Publishing Industries (except Internet) - 0.35%
Microsoft Corp.
3.500%, 02/12/2035	6,076,000	6,864,355
Oracle Corp.
2.300%, 03/25/2028	10,000,000	10,241,020
3.850%, 07/15/2036	2,825,000	3,068,382
Real Estate - 0.51%
Arbor Realty Trust, Inc.
4.750%, 10/15/2024 (a)	4,000,000	4,023,252
4.500%, 03/15/2027 (a)	5,000,000	4,920,895
Enterprise Community Loan Fund, Inc.
3.685%, 11/01/2023	5,010,000	5,198,871
4.152%, 11/01/2028	5,000,000	5,168,884
Simon Property Group LP
6.750%, 02/01/2040	6,738,000	9,691,236
Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.12%
Nature Conservancy
1.711%, 07/01/2031	1,250,000	1,187,127
1.811%, 07/01/2032	1,150,000	1,087,308
1.861%, 07/01/2033	1,000,000	940,879
Penn State Health
3.806%, 11/01/2049	3,500,000	3,886,041
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.60%
Brookfield Asset Management, Inc.
7.375%, 03/01/2033 (c)	3,000,000	4,238,357
Charles Schwab Corp.
2.000%, 03/20/2028	10,000,000	10,195,442
2.300%, 05/13/2031	10,000,000	10,034,228
Northwestern Mutual Global Funding
1.700%, 06/01/2028 (a)	10,000,000	10,005,764
Telecommunications - 0.07%
Embarq Corp.
7.995%, 06/01/2036	3,500,000	3,959,952
Transportation Equipment Manufacturing - 0.46%
Dana, Inc.
5.375%, 11/15/2027	5,000,000	5,325,000
4.250%, 09/01/2030	5,000,000	5,168,750
General Dynamics Corp.
2.250%, 06/01/2031	10,000,000	10,114,815
3.625%, 04/01/2030	5,000,000	5,611,346
Utilities - 0.14%
Oglethorpe Power Corp.
6.191%, 01/01/2031 (a)	6,445,000	8,152,568
TOTAL CORPORATE BONDS (Cost $709,495,673)		720,332,824

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 14.05%
Adjustable Rate Mortgage Trust
2005-3, 2.866%, 07/25/2035 (e)	381,242	384,066
2005-10, 2.818%, 01/25/2036 (e)	6,517,647	5,849,247
2006-2, 3.174%, 05/25/2036 (e)	1,085,212	1,063,558
Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020 (f)	127,195	127,509
2006-J3, 5.750%, 05/25/2026	582,224	577,092
2004-27CB, 6.000%, 12/25/2034	1,203,644	1,194,100
2004-28CB, 6.000%, 01/25/2035	446,228	449,097
2005-6CB, 5.750%, 04/25/2035	2,535,533	2,507,399
2005-6CB, 7.500%, 04/25/2035	297,317	296,103
2005-13CB, 0.592% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	1,311,072	1,144,831
2005-9CB, 0.592% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	2,842,073	2,611,054
2005-9CB, 6.000%, 05/25/2035	8,135,253	5,724,785
2005-21CB, 5.250%, 06/25/2035	3,704,704	3,548,608
2005-21CB, 6.000%, 06/25/2035	2,235,713	2,200,486
2005-J6, 0.592% (1 Month LIBOR USD + 0.500%), 07/25/2035 (b)	4,248,297	3,410,597
2005-20CB, 5.500%, 07/25/2035	1,477,036	1,413,187
2005-43, 3.367%, 09/25/2035 (e)	234,498	226,418
2005-63, 2.904%, 11/25/2035 (e)	1,074,502	1,029,565
2005-54CB, 5.500%, 11/25/2035	693,668	533,339
2005-J13, 5.500%, 11/25/2035	587,544	519,721
2005-65CB, 0.000%, 12/25/2035 (d)(g)	936,497	515,404
2005-65CB, 5.500%, 01/25/2036	140,283	124,445
2005-75CB, 5.500%, 01/25/2036	1,819,659	1,584,521
2005-73CB, 5.750%, 01/25/2036	409,702	315,356
2005-86CB, 5.500%, 02/25/2036	1,185,400	961,194
2005-86CB, 5.500%, 02/25/2036	164,268	133,198
2005-80CB, 6.000%, 02/25/2036	6,298,195	6,405,760
2006-6CB, 5.500%, 05/25/2036	128,946	125,789
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%), 05/25/2036 (b)	629,082	465,710
2006-14CB, 6.000%, 06/25/2036	2,829,641	2,172,644
2006-16CB, 6.000%, 06/25/2036	451,712	364,120
2006-16CB, 6.000%, 06/25/2036	1,183,987	954,399
2006-16CB, 6.000%, 06/25/2036	1,028,073	828,662
2006-19CB, 0.492% (1 Month LIBOR USD + 0.400%), 08/25/2036 (b)	805,382	428,084
2006-24CB, 5.750%, 08/25/2036	2,984,074	2,336,341
2006-24CB, 5.750%, 08/25/2036	4,810,397	3,766,237
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	1,210,653	987,276
2006-19CB, 6.000%, 08/25/2036	168,533	137,389
2006-19CB, 6.000%, 08/25/2036	4,692,372	3,828,193
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	3,070,729	2,504,379
2006-23CB, 6.000%, 08/25/2036	899,848	910,581
2006-23CB, 6.500%, 08/25/2036	6,092,995	3,156,985
2006-J6, 6.000%, 09/25/2036	3,155,158	2,361,544
2006-J6, 6.000%, 09/25/2036	2,342,309	1,753,150
2006-26CB, 6.250%, 09/25/2036	5,827,013	4,088,890
2006-J5, 6.500%, 09/25/2036	2,320,810	1,841,926
2006-J5, 6.500%, 09/25/2036	11,235,238	8,916,922
2006-32CB, 5.500%, 11/25/2036	202,509	158,500
2006-31CB, 5.750%, 11/25/2036	2,288,112	1,799,380
2006-31CB, 6.000%, 11/25/2036	253,681	204,086
2006-32CB, 6.000%, 11/25/2036	3,132,148	2,569,697
2006-32CB, 6.000%, 11/25/2036	1,026,684	842,319
2006-32CB, 6.000%, 11/25/2036	3,086,502	2,532,249
2006-30T1, 6.500%, 11/25/2036	9,056,600	4,257,743
2006-39CB, 6.000%, 01/25/2037	3,123,072	3,132,094
2006-41CB, 6.000%, 01/25/2037	630,153	493,304
2006-43CB, 6.000%, 02/25/2037	3,675,146	2,859,669
2007-2CB, 5.750%, 03/25/2037	6,930,774	5,410,871
2007-4CB, 5.750%, 04/25/2037	1,633,199	1,623,217
2007-4CB, 5.750%, 04/25/2037	2,171,224	2,157,952
2007-8CB, 5.500%, 05/25/2037	7,244,167	5,740,241
2007-8CB, 6.000%, 05/25/2037	978,819	814,599
2007-J2, 6.000%, 07/25/2037	7,872,274	7,893,515
2008-2R, 6.000%, 08/25/2037 (e)	8,113,716	5,865,078
2007-23CB, 6.000%, 09/25/2037	5,011,425	3,761,359
2007-13, 6.000%, 06/25/2047	2,952,420	2,232,450
American Home Mortgage Investment Trust
2006-2, 6.750%, 06/25/2036 (h)	2,820,534	753,569
Banc of America Alternative Loan Trust
2005-11, 5.750%, 12/25/2035	1,055,679	1,048,688
2005-11, 5.750%, 12/25/2035	195,586	194,290
2006-9, 0.492% (1 Month LIBOR USD + 0.400%), 01/25/2037 (b)	1,209,037	934,755
2006-9, 6.000%, 01/25/2037	257,925	256,827
2006-4, 6.000%, 05/25/2046	1,246,715	1,251,252
2006-4, 6.500%, 05/25/2046	1,025,164	1,025,014
2006-4, 6.500%, 05/25/2046	1,545,534	1,546,197
2006-5, 6.000%, 06/25/2046	382,265	377,156
2006-6, 6.000%, 07/25/2046	1,430,808	1,395,144
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	314,417	322,017
2004-1, 6.000%, 02/25/2034	908,678	999,306
2004-1, 6.000%, 03/25/2034	4,931,219	5,478,078
2004-B, 2.603%, 11/20/2034 (e)	2,346,058	2,400,683
2007-4, 5.500%, 11/25/2034	442,659	441,832
2005-3, 5.500%, 06/25/2035	103,650	111,153
2014-R3, 2.614%, 06/26/2035 (a)(e)	3,424,684	3,332,719
2014-R3, 2.760%, 06/26/2035 (a)(e)	1,615,478	1,608,628
2005-4, 5.500%, 08/25/2035	47,394	50,672
2005-5, 5.500%, 09/25/2035	321,683	340,794
2005-5, 5.500%, 09/25/2035	2,224,691	2,407,505
2005-7, 5.500%, 11/25/2035	4,356,542	4,407,905
2005-7, 5.750%, 11/25/2035	20,408	21,626
2005-7, 6.000%, 11/25/2035	101,513	106,136
2005-8, 5.750%, 01/25/2036	4,257,406	4,290,232
2006-B, 2.457%, 03/20/2036 (e)	841,637	775,783
2006-F, 2.900%, 07/20/2036 (e)	7,781,160	7,344,112
2006-5, 5.750%, 09/25/2036	461,925	476,795
2006-7, 6.000%, 09/25/2036	708,591	707,026
2006-I, 1.978%, 12/20/2036 (e)	682,216	675,250
2006-I, 1.978%, 12/20/2036 (e)	3,922,016	3,949,733
2006-I, 2.321%, 12/20/2036 (e)	957,138	992,389
2007-1, 6.189%, 01/25/2037 (h)	935,245	957,270
2007-2, 0.152% (1 Month LIBOR USD + 0.060%), 03/25/2037 (b)	539,663	512,949
2007-3, 0.522% (1 Month LIBOR USD + 0.430%), 04/25/2037 (b)	1,233,588	1,185,011
2007-6, 0.372% (1 Month LIBOR USD + 0.280%), 07/25/2037 (b)	6,000,760	5,825,833
2007-6, 0.382% (1 Month LIBOR USD + 0.290%), 07/25/2037 (b)	1,371,031	1,331,859
2007-5, 5.500%, 07/25/2037	2,114,922	2,124,877
2010-R3, 6.000%, 09/26/2037 (a)(e)	7,900,980	8,002,438
2006-J, 3.373%, 01/20/2047 (e)	197,464	190,048
Banc of America Mortgage Trust
2005-A, 2.581%, 02/25/2035 (e)	2,376,580	2,464,328
2005-F, 3.148%, 07/25/2035 (e)	1,149,709	1,151,511
2007-1, 6.000%, 03/25/2037	2,610,884	2,633,919
2006-B, 2.533%, 10/20/2046 (e)	1,033,571	1,001,808
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (i)	350,186	263,656
Bear Stearns ALT-A Trust
2006-6, 3.394%, 11/25/2036 (e)	967,128	663,500
Bear Stearns ARM Trust
2004-12, 2.894%, 02/25/2035 (e)	53,267	53,747
Bear Stearns Asset Backed Securities I Trust
2005-AC5, 1.092% (1 Month LIBOR USD + 1.000%), 08/25/2035 (b)	641,808	487,304
2006-AC4, 0.342% (1 Month LIBOR USD + 0.250%), 07/25/2036 (b)	4,352,403	3,860,911
2006-AC4, 33.583% (1 Month LIBOR USD + 36.250%), 07/25/2036 (b)(g)(i)	1,005,447	1,396,877
Charlie Mac Trust
2004-2, 6.000%, 10/25/2034	39,104	39,538
Chase Funding Trust
2004-1, 0.842% (1 Month LIBOR USD + 0.750%), 09/25/2033 (b)	361,912	360,797
Chase Mortgage Finance Trust
2005-S2, 5.500%, 10/25/2035	866,200	864,722
2005-S3, 5.500%, 11/25/2035	7,512,443	7,123,566
2005-A1, 3.035%, 12/25/2035 (e)	1,033,660	1,036,618
2005-A1, 3.035%, 12/25/2035 (e)	1,056,338	1,059,362
2006-S3, 6.000%, 11/25/2036	7,537,543	5,083,288
2006-S4, 6.000%, 12/25/2036	1,148,464	787,069
2006-S4, 6.000%, 12/25/2036	4,349,151	2,980,573
2007-S1, 6.000%, 02/25/2037	4,467,791	2,572,885
2007-S3, 5.750%, 05/25/2037	781,775	536,253
2007-S3, 6.000%, 05/25/2037	2,382,065	1,663,461
2007-A2, 2.873%, 07/25/2037 (e)	1,129,505	1,091,664
ChaseFlex Trust
2005-1, 5.500%, 02/25/2035	418,181	382,409
2006-2, 4.515%, 09/25/2036 (e)	3,281,241	3,302,742
2007-M1, 4.133%, 08/25/2037 (h)	1,880,276	1,828,019
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	29,618	25,276
2003-42, 2.462%, 10/25/2033 (e)	1,187,569	1,208,866
2003-44, 5.000%, 10/25/2033	401,000	405,344
2004-4, 5.500%, 05/25/2034	524,372	527,917
2004-14, 3.246%, 08/25/2034 (e)	2,814,196	2,850,241
2004-21, 4.000%, 11/25/2034	809,674	823,308
2004-24, 5.500%, 12/25/2034	3,058,032	3,057,555
2004-J9, 5.500%, 01/25/2035	705,230	718,011
2004-HYB5, 2.769%, 04/20/2035 (e)	832,728	886,033
2005-HYB2, 2.804%, 05/20/2035 (e)	976,663	1,017,182
2005-13, 5.500%, 06/25/2035	2,261,186	1,840,655
2005-J3, 5.500%, 09/25/2035	87,975	87,490
2005-27, 5.500%, 12/25/2035	716,060	492,159
2005-27, 5.500%, 12/25/2035	1,381,422	1,290,781
2005-31, 2.808%, 01/25/2036 (e)	1,506,643	1,440,195
2005-30, 5.500%, 01/25/2036	79,030	65,685
2005-HY10, 2.929%, 02/20/2036 (e)	78,152	64,272
2005-HY10, 2.985%, 02/20/2036 (e)	145,681	127,362
2005-HY10, 3.327%, 02/20/2036 (e)	2,011,833	1,994,792
2006-6, 6.000%, 04/25/2036	704,563	534,173
2006-9, 6.000%, 05/25/2036	1,346,288	971,854
2006-J4, 6.250%, 09/25/2036	120,483	75,369
2006-16, 6.500%, 11/25/2036	652,159	417,293
2006-17, 6.000% (1 Month LIBOR USD + 0.550%), 12/25/2036 (b)	3,600,826	2,403,875
2006-17, 6.000%, 12/25/2036	2,662,421	1,758,198
2006-18, 6.000%, 12/25/2036	320,220	249,489
2006-21, 5.750%, 02/25/2037	1,569,188	1,131,414
2006-21, 6.000%, 02/25/2037	3,623,468	2,685,780
2006-21, 6.000%, 02/25/2037	827,319	613,224
2007-1, 6.000%, 03/25/2037	2,562,418	1,964,379
2007-5, 5.500%, 05/25/2037	933,823	703,661
2007-5, 5.750%, 05/25/2037	6,647,441	5,124,306
2007-5, 5.750%, 05/25/2037	690,217	532,067
2007-5, 5.750%, 05/25/2037	1,958,635	1,509,852
2007-10, 6.000%, 07/25/2037	2,223,574	1,605,085
2007-J2, 6.000%, 07/25/2037	3,254,286	1,886,297
2007-J2, 6.000%, 07/25/2037	210,175	121,825
2007-HY5, 3.182%, 09/25/2037 (e)	2,800,899	2,741,229
2007-HY6, 3.144%, 11/25/2037 (e)	406,507	387,195
2007-HY5, 3.569%, 09/25/2047 (e)	7,031,851	6,624,974
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	52,477	44,243
2006-1, 6.000%, 02/25/2036	134,645	139,484
2006-3, 5.750%, 06/25/2036	504,098	502,528
2006-3, 6.000%, 06/25/2036	1,768,091	1,780,355
2006-3, 6.250%, 06/25/2036	1,106,973	1,126,110
2006-7, 6.000%, 12/25/2036	3,434,895	3,411,192
2007-3, 5.500%, 04/25/2037	40,709	42,223
2007-3, 6.000%, 04/25/2037	869,921	877,197
Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (a)	36,801	38,249
2005-WF1, 5.830%, 11/25/2034 (h)	2,742,380	2,850,726
2005-1, 2.469%, 04/25/2035 (e)	508,522	509,245
2005-2, 2.579%, 05/25/2035 (e)	650,528	673,059
2005-5, 6.000%, 08/25/2035	2,555,195	2,587,530
2004-HYB3, 2.829%, 09/25/2034 (e)	514,824	524,995
2005-7, 2.372%, 09/25/2035 (e)	547,505	525,156
2005-10, 2.713%, 12/25/2035 (e)	1,463,548	1,162,112
2006-WF1, 4.833%, 03/25/2036 (h)	480,491	304,247
2006-WF1, 5.171%, 03/25/2036 (h)	30,644,338	20,768,477
2006-AR7, 2.940%, 11/25/2036 (e)	1,878,629	1,844,188
2007-AR4, 3.200%, 03/25/2037 (e)	1,703,143	1,702,881
CitiMortgage Alternative Loan Trust
2007-A4, 5.500%, 04/25/2022	4,221	4,238
2006-A2, 0.692% (1 Month LIBOR USD + 0.600%), 05/25/2036 (b)	539,214	467,821
2006-A4, 6.000%, 09/25/2036	1,282,116	1,261,160
2007-A1, 6.000%, 01/25/2037	1,944,160	1,972,159
2007-A1, 6.000%, 01/25/2037	3,124,430	3,169,428
Credit Suisse First Boston Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	2,816,864	1,876,521
CSFB Mortgage-Backed Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	159,251	160,782
2005-3, 5.500%, 07/25/2035	1,031,943	1,082,824
2005-9, 5.500%, 10/25/2035	683,713	489,023
2005-10, 5.500%, 11/25/2035	532,379	488,283
2005-10, 5.500%, 11/25/2035	2,098,576	1,924,757
2005-10, 6.000%, 11/25/2035	855,410	352,796
CSMC Mortgage-Backed Trust
2006-CF1, 5.500%, 11/25/2035 (a)(h)	2,565,000	2,617,263
2006-1, 5.500%, 02/25/2036	455,001	458,153
2006-1, 5.500%, 02/25/2036	54,534	54,633
2006-2, 5.750%, 03/25/2036	643,218	541,124
2006-2, 6.000%, 03/25/2036	4,640,732	2,931,277
2006-4, 6.000%, 05/25/2036	626,506	498,834
2006-4, 7.000%, 05/25/2036	562,909	184,261
2011-12R, 2.778%, 07/27/2036 (a)(e)	1,617,877	1,656,214
2006-7, 6.000%, 08/25/2036	944,536	881,851
2007-2, 5.500%, 03/25/2037	1,625,697	1,227,522
2007-2, 5.750%, 03/25/2037	206,523	167,887
2007-3, 5.500%, 04/25/2037	546,726	524,877
2007-3, 5.500%, 04/25/2037	764,877	734,252
2013-2R, 3.110%, 05/27/2037 (a)(e)	2,345,754	1,730,747
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-1, 0.592% (1 Month LIBOR USD + 0.500%), 02/25/2035 (b)	2,509,431	2,457,752
2005-3, 0.592% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	1,655,941	1,558,907
2005-6, 5.500%, 12/25/2035	1,984,592	1,949,199
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
2006-AB4, 0.192% (1 Month LIBOR USD + 0.100%), 10/25/2036 (b)	618,266	484,049
DFC HEL Trust
2001-1, 1.751% (1 Month LIBOR USD + 1.650%), 08/15/2031 (b)	1,693,722	1,769,758
Equity One Mortgage Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (e)	1,060,028	1,092,490
2003-3, 4.868%, 12/25/2033 (e)	1,318,929	1,356,124
Fannie Mae Connecticut Avenue Securities
2015-C03, 5.092% (1 Month LIBOR USD + 5.000%), 07/25/2025 (b)	4,718,626	4,861,068
2016-C01, 7.042% (1 Month LIBOR USD + 6.950%), 08/25/2028 (b)	2,139,191	2,276,772
2016-C05, 4.542% (1 Month LIBOR USD + 4.450%), 01/25/2029 (b)	2,421,799	2,527,874
2016-C07, 4.442% (1 Month LIBOR USD + 4.350%), 05/25/2029 (b)	2,964,448	3,104,802
2017-C01, 3.642% (1 Month LIBOR USD + 3.550%), 07/25/2029 (b)	3,437,222	3,569,176
2017-C05, 3.692% (1 Month LIBOR USD + 3.600%), 01/25/2030 (b)	6,599,636	6,880,518
2018-C03, 3.842% (1 Month LIBOR USD + 3.750%), 10/25/2030 (b)	5,000,000	5,178,023
First Horizon Alternative Mortgage Securities Trust
2005-FA11, 5.250%, 02/25/2021 (f)	698	-
2006-FA6, 5.750%, 11/25/2021	1,194	990
2004-AA6, 2.294%, 01/25/2035 (e)	389,616	399,513
2004-AA7, 2.260%, 02/25/2035 (e)	1,227,470	1,249,569
2005-AA5, 2.515%, 07/25/2035 (e)	2,125,976	2,081,952
2005-AA7, 2.388%, 09/25/2035 (e)	1,853,460	1,813,935
2005-FA8, 5.500%, 11/25/2035	1,514,525	1,142,762
2006-FA1, 5.750%, 04/25/2036	2,229,957	1,507,492
2006-FA1, 6.000%, 04/25/2036	516,132	358,805
2006-FA2, 6.000%, 05/25/2036	2,687,442	1,773,971
2006-FA2, 6.000%, 05/25/2036	1,705,859	1,126,032
2006-FA3, 6.000%, 07/25/2036	7,419,807	5,083,857
2006-FA3, 6.000%, 07/25/2036	1,070,815	733,694
2006-FA6, 6.000%, 11/25/2036	1,141,508	629,352
2006-FA6, 6.250%, 11/25/2036	1,446,931	823,384
2006-FA6, 6.250%, 11/25/2036	7,054,565	4,764,549
2007-AA1, 2.684%, 05/25/2037 (e)	3,275,146	2,751,864
2007-FA4, 6.250%, 08/25/2037	2,248,073	1,535,120
First Horizon Mortgage Pass-Through Trust
2005-AR3, 3.283%, 08/25/2035 (e)	1,733,560	1,785,250
2006-AR4, 2.878%, 01/25/2037 (e)	3,474,386	2,825,803
2006-4, 5.750%, 02/25/2037	1,570,271	1,078,840
2006-4, 6.000%, 02/25/2037	950,855	670,202
2007-AR1, 2.805%, 05/25/2037 (e)	631,211	375,699
2007-AR2, 3.026%, 08/25/2037 (e)	2,869,099	1,608,865
Freddie Mac Structured Agency Credit Risk Trust
2016-DNA4, 3.892% (1 Month LIBOR USD + 3.800%), 03/25/2029 (b)	4,697,147	4,885,329
2018-DNA2, 3.792% (1 Month LIBOR USD + 3.700%), 12/25/2030 (a)(b)	5,000,000	5,177,385
2018-HRP2, 4.292% (1 Month LIBOR USD + 4.200%), 02/25/2047 (a)(b)	5,000,000	5,290,237
GSAA Home Equity Trust
2005-1, 6.260%, 11/25/2034 (h)	2,050,000	2,000,144
2006-15, 6.692%, 09/25/2036 (h)	2,257,274	916,779
2006-18, 5.682%, 11/25/2036 (h)	1,853,931	708,287
2007-7, 0.452% (1 Month LIBOR USD + 0.360%), 07/25/2037 (b)	1,521,178	1,500,423
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020 (f)	49,018	49,005
2003-5F, 3.000%, 08/25/2032	1,661,053	1,669,569
2004-15F, 6.000%, 12/25/2034	1,733,413	1,829,953
2005-1F, 6.000%, 01/25/2035	20,849	21,137
2005-AR4, 3.375%, 07/25/2035 (e)	239,906	225,114
2005-6F, 5.250%, 07/25/2035	133,536	137,115
2005-7F, 6.000%, 09/25/2035	25,300	26,462
2005-AR5, 3.250%, 10/25/2035 (e)	369,076	357,772
2005-AR7, 2.856%, 11/25/2035 (e)	733,217	732,876
2006-2F, 5.750%, 02/25/2036	624,527	641,484
HarborView Mortgage Loan Trust
2006-6, 3.122%, 08/19/2036 (e)	2,868,144	2,844,931
Home Partners of America Trust
2019-1, 2.908%, 09/17/2039 (a)	2,720,654	2,794,681
2019-2, 2.703%, 10/19/2039 (a)	3,599,970	3,748,848
HomeBanc Mortgage Trust
2006-1, 2.598%, 04/25/2037 (e)	8,418	9,074
Impac CMB Trust
2005-5, 0.592% (1 Month LIBOR USD + 0.250%), 08/25/2035 (b)	685,324	695,830
Impac Secured Assets CMN Owner Trust
2002-2, 6.500%, 04/25/2033	1,227,531	1,263,951
2004-2, 4.542%, 08/25/2034 (h)	619,226	630,380
IndyMac IMSC Mortgage Loan Trust
2007-AR1, 2.953%, 06/25/2037 (e)	451,939	373,462
IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.043%, 03/25/2037 (e)	421,096	401,834
IndyMac INDX Mortgage Loan Trust
2004-AR4, 3.025%, 08/25/2034 (e)	3,226,288	3,284,301
2004-AR11, 2.582%, 12/25/2034 (e)	1,350,668	1,390,739
2005-AR3, 2.748%, 04/25/2035 (e)	1,011,601	1,009,327
2005-AR9, 3.214%, 07/25/2035 (e)	3,358,528	2,492,111
2005-AR23, 2.666%, 11/25/2035 (e)	804,642	786,634
2005-AR23, 2.836%, 11/25/2035 (e)	1,366,339	1,334,850
2005-AR25, 2.928%, 12/25/2035 (e)	2,430,609	1,967,428
2005-AR35, 2.972%, 02/25/2036 (e)	1,375,074	1,310,864
2006-AR3, 2.926%, 03/25/2036 (e)	7,183,389	6,466,492
2006-AR9, 2.975%, 06/25/2036 (e)	1,832,150	1,832,595
2006-AR25, 3.088%, 09/25/2036 (e)	1,639,311	1,548,377
2006-AR25, 3.214%, 09/25/2036 (e)	2,364,665	1,926,959
2006-AR31, 3.164%, 11/25/2036 (e)	4,926,446	4,914,121
Jefferies Resecuritization Trust
2009-R1, 2.856%, 11/26/2035 (a)(e)	1,008,838	1,008,425
JP Morgan Alternative Loan Trust
2006-S4, 5.960%, 12/25/2036 (h)	887,342	891,257
2008-R4, 6.000%, 12/27/2036 (a)	6,170,062	4,612,818
JP Morgan Aquisition Trust
2007-CH1, 4.785%, 11/25/2036 (h)	1,478,952	1,479,676
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	55,280	37,764
2007-A3, 2.657%, 05/25/2037 (e)	3,842,228	3,391,441
JP Morgan Resecuritization Trust
2009-7, 5.234%, 07/27/2037 (a)(e)	126,996	127,244
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	1,717,122	1,264,854
2005-2, 5.750%, 12/25/2035	679,981	542,919
2005-3, 0.606% (1 Month LIBOR USD + 0.500%), 01/25/2036 (b)	1,054,037	547,662
2005-3, 4.644% (1 Month LIBOR USD + 4.750%), 01/25/2036 (b)(g)(i)(j)	1,054,037	218,369
2005-3, 5.500%, 01/25/2036	264,928	201,738
2006-1, 5.500%, 02/25/2036	441,557	352,279
2006-3, 6.000%, 07/25/2036	3,674,330	2,587,679
2006-3, 6.000%, 07/25/2036	8,152,641	5,725,220
2007-4, 5.750%, 05/25/2037	1,189,701	888,558
2007-4, 5.750%, 05/25/2037	2,599,497	1,941,500
2007-5, 5.750%, 06/25/2037	2,349,457	2,404,397
2007-5, 6.000%, 06/25/2037	2,503,228	1,113,326
2007-5, 6.000%, 06/25/2037	6,837,067	3,040,826
MASTR Adjustable Rate Mortgages Trust
2004-4, 2.218%, 05/25/2034 (e)	100,433	99,861
2005-1, 2.660%, 02/25/2035 (e)	153,522	158,658
MASTR Alternative Loan Trust
2003-5, 5.931%, 08/25/2033 (e)	841,021	849,889
2003-7, 6.250%, 11/25/2033	191,198	198,605
2004-6, 5.500%, 07/25/2034	232,495	237,242
2004-6, 6.000%, 07/25/2034	212,266	221,823
2004-11, 6.500%, 10/25/2034	695,729	742,131
2005-2, 5.500%, 03/25/2035	2,000,000	2,257,016
2005-6, 5.500%, 12/25/2035	410,988	371,351
2006-3, 6.500%, 07/25/2036	1,161,388	638,919
MASTR Asset Securitization Trust
2002-NC1, 3.242% (1 Month LIBOR USD + 3.150%), 10/25/2032 (b)	269,740	273,369
2006-1, 0.542% (1 Month LIBOR USD + 0.450%), 05/25/2036 (b)	657,592	129,985
2006-2, 6.000% (1 Month LIBOR USD + 6.000%), 06/25/2036 (b)	1,576,983	1,339,819
Merrill Lynch Mortgage Investors Trust
2006-F1, 6.000%, 04/25/2036	2,618,636	1,867,117
Merrill Lynch Mortgage Investors Trust MLCC
2004-D, 0.924% (6 Month LIBOR USD + 0.720%), 09/25/2029 (b)	742,526	726,238
2006-3, 2.191%, 10/25/2036 (e)	675,944	644,575
Merrill Lynch Mortgage Investors Trust MLMI
2005-A5, 2.975%, 06/25/2035 (e)	385,851	393,233
2005-A7, 3.168%, 09/25/2035 (e)	5,738,597	5,346,909
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	1,313,520	1,344,383
2005-7, 5.500%, 11/25/2035	421,847	413,516
2006-2, 5.521%, 02/25/2036 (e)	826,737	654,869
2006-2, 6.500%, 02/25/2036	991,444	715,090
2006-11, 6.000%, 08/25/2036	2,157,956	1,416,122
2006-11, 6.000%, 08/25/2036	1,778,882	1,569,331
2007-8XS, 6.000%, 04/25/2037 (e)	1,457,158	723,931
2007-3XS, 5.763%, 01/25/2047 (h)	7,276,577	3,266,396
Morgan Stanley Reremic Trust
2012-R3, 2.619%, 11/26/2036 (a)(e)	1,191,214	1,152,133
MortgageIT Trust
2005-3, 0.692% (1 Month LIBOR USD + 0.600%), 08/25/2035 (b)	7,822,183	7,911,432
Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-WF1, 5.659%, 03/25/2035 (h)	75,494	76,833
2005-AR3, 5.688%, 07/25/2035 (e)	690,654	704,149
2007-1, 5.669%, 03/25/2047 (h)	1,100,260	1,096,639
2007-1, 5.995%, 03/25/2047 (h)	2,023,182	2,024,925
Nomura Resecuritization Trust
2011-4RA, 2.768%, 12/26/2036 (a)(e)	7,321,484	7,226,687
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (e)	304,780	308,197
Ownit Mortgage Loan Trust
2005-1, 1.187% (1 Month LIBOR USD + 1.095%), 09/25/2035 (b)	3,024,022	3,030,265
2006-2, 6.133%, 01/25/2037 (h)	281,352	285,135
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	3,180	3,169
RALI Trust
2006-QA1, 5.318%, 01/25/2036 (e)	323,619	289,403
2006-QS1, 5.750%, 01/25/2036	260,435	259,244
2006-QS6, 6.000%, 06/25/2036	1,084,704	1,043,756
2006-QS6, 6.000%, 06/25/2036	557,142	536,110
2006-QS9, 0.792% (1 Month LIBOR USD + 0.700%), 07/25/2036 (b)	1,875,472	1,371,918
2006-QS13, 6.000%, 09/25/2036	3,000,788	2,862,585
2006-QS17, 0.442% (1 Month LIBOR USD + 0.350%), 12/25/2036 (b)	1,080,679	850,747
2006-QS17, 6.000%, 12/25/2036	428,648	420,148
2007-QS1, 5.750%, 01/25/2037	494,389	468,920
2007-QS1, 6.000%, 01/25/2037	1,534,228	1,475,718
2007-QS6, 6.000%, 04/25/2037	3,544,233	3,463,707
2007-QS9, 6.500%, 07/25/2037	3,873,880	3,813,175
2007-QS10, 6.500%, 09/25/2037	403,025	392,340
RBSSP Resecuritization Trust
2009-7, 6.024%, 03/26/2036 (a)(e)	4,652,029	3,567,208
Renaissance Home Equity Loan Trust
2005-1, 5.016%, 05/25/2035 (h)	373,134	383,909
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	2,307,366	2,352,444
Residential Asset Securitization Trust
2003-A9, 4.000%, 08/25/2033	1,277,717	1,280,328
2004-R2, 5.500%, 08/25/2034	2,115,009	2,207,559
2005-A5, 5.500%, 05/25/2035	1,264,724	1,119,697
2005-A11, 4.850%, 10/25/2035	3,979,058	2,491,926
2005-A11, 5.500%, 10/25/2035	300,036	268,717
2005-A11, 6.000%, 10/25/2035	452,947	331,594
2005-A15, 5.750%, 02/25/2036	3,864,187	2,433,861
2006-A5CB, 6.000%, 06/25/2036	2,430,083	1,547,396
2006-A10, 0.742% (1 Month LIBOR USD + 0.650%), 09/25/2036 (b)	10,917,398	2,901,298
2006-A10, 5.758% (1 Month LIBOR USD + 5.850%), 09/25/2036 (b)(g)(i)(j)	10,917,398	3,159,845
2006-A15, 0.692% (1 Month LIBOR USD + 0.600%), 01/25/2037 (b)	17,238,151	4,637,037
2006-A15, 5.558% (1 Month LIBOR USD + 5.650%), 01/25/2037 (b)(g)(i)(j)	17,238,151	4,761,824
RFMSI Trust
2005-SA4, 3.221%, 09/25/2035 (e)	1,997,943	1,516,721
2005-SA4, 3.297%, 09/25/2035 (e)	550,514	536,966
2005-SA4, 3.360%, 09/25/2035 (e)	1,705,696	1,316,550
2006-S3, 5.500%, 03/25/2036	2,909,736	2,832,937
2006-S4, 6.000%, 04/25/2036	2,416,858	2,360,093
2006-S5, 6.000%, 06/25/2036	269,478	270,080
2006-S5, 6.000%, 06/25/2036	554,735	555,973
2006-S5, 6.000%, 06/25/2036	2,324,768	2,329,954
2006-S5, 6.000%, 06/25/2036	288,928	285,993
2006-S6, 6.000%, 07/25/2036	148,254	146,957
2006-S6, 6.000%, 07/25/2036	763,244	756,565
2006-S7, 6.250%, 08/25/2036	1,425,170	1,405,855
2006-S7, 6.500%, 08/25/2036	852,054	841,699
2006-S9, 5.750%, 09/25/2036	1,969,906	1,903,111
2007-S1, 6.000%, 01/25/2037	572,481	571,665
2007-S7, 6.000%, 07/25/2037	1,987,399	1,932,659
Sequoia Mortgage Trust
2013-4, 1.550%, 04/25/2043 (e)	71,515	71,564
Specialty Underwriting & Residential Finance Trust
2006-BC2, 3.916%, 02/25/2037 (h)	911,194	487,925
STARM Mortgage Loan Trust
2007-S1, 2.542%, 01/25/2037 (e)	441,077	388,812
2007-1, 2.396%, 02/25/2037 (e)	6,646,703	6,265,721
2007-2, 2.554%, 04/25/2037 (e)	576,168	341,952
Structured Adjustable Rate Mortgage Loan Trust
2004-18, 2.500%, 12/25/2034 (e)	641,239	649,319
2005-12, 2.730%, 06/25/2035 (e)	837,194	738,082
2005-21, 3.301%, 11/25/2035 (e)	4,040,816	3,272,517
2005-21, 3.364%, 11/25/2035 (e)	263,453	252,869
2006-1, 2.937%, 02/25/2036 (e)	1,412,236	1,312,218
2006-1, 2.937%, 02/25/2036 (e)	389,924	375,786
2006-4, 3.200%, 05/25/2036 (e)	750,257	627,226
2006-12, 3.607%, 01/25/2037 (e)	705,334	644,575
2007-5, 0.312% (1 Month LIBOR USD + 0.220%), 06/25/2037 (b)	2,298,704	2,219,459
2007-6, 0.282% (1 Month LIBOR USD + 0.190%), 07/25/2037 (b)	5,882,038	5,808,701
2007-9, 1.706% (6 Month LIBOR USD + 1.500%), 10/25/2037 (b)	1,149,344	1,127,650
Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	1,324,008	1,318,926
2005-1F, 6.000%, 12/25/2035	3,057,421	3,067,802
2005-1F, 6.500%, 12/25/2035	3,196,415	3,264,535
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	90,128	21,328
Volt XCV LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(h)	1,650,000	1,653,269
WaMu Mortgage Pass-Through Certificates Trust
2003-S4, 5.634%, 06/25/2033 (e)	2,225,405	2,283,587
2003-AR10, 2.575%, 10/25/2033 (e)	10,166,767	10,283,018
2004-S2, 6.000%, 06/25/2034	72,589	74,976
2005-AR14, 2.915%, 12/25/2035 (e)	6,466,786	6,549,685
2006-AR10, 3.074%, 09/25/2036 (e)	1,304,159	1,261,910
2006-AR16, 2.711%, 12/25/2036 (e)	1,301,940	1,287,253
2007-HY2, 3.059%, 12/25/2036 (e)	17,181,544	17,230,044
2007-HY5, 2.890%, 05/25/2037 (e)	1,620,833	1,592,161
2007-HY7, 3.158%, 07/25/2037 (e)	251,561	200,091
2006-AR8, 3.077%, 08/25/2046 (e)	1,993,975	1,984,188
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2005-1, 6.000%, 03/25/2035	1,457,273	1,457,989
2005-4, 5.500%, 06/25/2035	1,304,883	1,296,844
2005-5, 5.500%, 07/25/2035	1,409,650	1,402,254
2005-6, 5.500%, 08/25/2035	3,809,863	3,783,512
2005-6, 5.500%, 08/25/2035	832,886	827,126
2005-6, 5.500%, 08/25/2035	1,667,596	1,643,279
2005-6, 6.500%, 08/25/2035	414,267	413,417
2005-9, 5.500%, 11/25/2035	514,352	505,574
2006-8, 4.209%, 10/25/2036 (h)	2,602,996	1,342,554
2007-HY1, 0.252% (1 Month LIBOR USD + 0.160%), 02/25/2037 (b)	2,484,527	2,237,994
2007-HY2, 3.382%, 04/25/2037 (e)	1,524,300	1,030,977
2007-OC2, 0.402% (1 Month LIBOR USD + 0.310%), 06/25/2037 (b)	3,852,599	3,778,433
2007-OC1, 0.332% (1 Month LIBOR USD + 0.240%), 01/25/2047 (b)	4,638,203	4,711,606
Wells Fargo Alternative Loan Trust
2005-1, 5.500%, 02/25/2035	1,009,120	981,285
2005-1, 5.500%, 02/25/2035	679,107	660,940
2007-PA1, 6.000%, 03/25/2037	918,351	924,163
2007-PA6, 3.044%, 12/28/2037 (e)	5,683,794	5,618,796
Wells Fargo Mortgage Backed Securities Trust
2004-J, 2.885%, 07/25/2034 (e)	6,204,428	6,236,805
2005-AR14, 2.882%, 08/25/2035 (e)	999,346	1,013,598
2006-AR1, 2.664%, 03/25/2036 (e)	2,051,484	2,050,937
2006-AR5, 2.621%, 04/25/2036 (e)	4,111,979	4,143,413
2006-AR5, 2.633%, 04/25/2036 (e)	1,921,485	1,903,535
2006-AR19, 2.813%, 12/25/2036 (e)	2,738,262	2,731,175
2007-AR3, 2.677%, 04/25/2037 (e)	1,219,163	1,193,278
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $843,247,226)		803,795,400

NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES - 15.80%
BANK
2019-BNK16, 0.959%, 02/15/2052 (e)(j)	80,461,409	4,810,450
2019-BNK17, 0.567%, 04/15/2052 (e)(j)	123,653,000	5,349,439
2019-BNK17, 1.595%, 04/15/2052 (a)(e)(j)	11,541,000	1,274,593
2019-BNK21, 1.112%, 10/17/2052 (a)(e)(j)	18,699,333	1,527,240
2019-BNK21, 2.808%, 10/17/2052	11,582,000	12,503,434
2019-BNK23, 0.177%, 12/15/2052 (e)(j)	238,421,000	3,845,540
2020-BNK29, 0.654%, 11/15/2053 (e)(j)	132,417,000	7,459,354
2020-BNK30, 2.500%, 12/15/2053 (a)(e)	3,950,000	3,608,956
2020-BNK30, 2.757%, 12/15/2053 (e)	2,450,000	2,426,815
2021-BNK31, 1.739%, 02/15/2054	7,250,000	7,308,847
2021-BNK32, 2.332%, 04/15/2054	10,727,500	11,113,464
2021-BNK32, 2.500%, 04/15/2054 (a)	5,000,000	4,592,101
2018-BNK14, 0.513%, 09/15/2060 (e)(j)	94,686,404	2,745,470
2018-BNK14, 4.185%, 09/15/2060	6,500,000	7,372,612
2018-BNK13, 4.193%, 08/15/2061 (e)	5,500,000	6,158,062
2018-BNK15, 4.285%, 11/15/2061 (e)	5,000,000	5,695,536
2019-BNK20, 2.933%, 09/15/2062	2,100,000	2,269,672
2019-BNK24, 0.186%, 11/15/2062 (e)(j)	174,693,000	3,110,531
2020-BNK25, 0.886%, 01/15/2063 (e)(j)	109,213,107	7,128,678
2020-BNK26, 0.601%, 03/15/2063 (e)(j)	226,593,000	11,368,760
2020-BNK28, 0.971%, 03/15/2063 (e)(j)	29,969,467	2,486,543
2020-BNK26, 2.041%, 03/15/2063	5,200,000	5,327,969
2021-BNK33, 2.218%, 05/15/2064	12,599,000	12,993,341
Barclays Commercial Mortgage Trust
2019-C3, 0.775%, 05/15/2052 (e)(j)	56,340,000	3,347,137
2019-C4, 1.146%, 08/15/2052 (e)(j)	43,170,000	3,671,267
2019-C4, 1.593%, 08/15/2052 (e)(j)	56,108,325	5,850,432
2019-C5, 0.372%, 11/15/2052 (e)(j)	174,774,000	4,797,389
2019-C5, 1.351%, 11/15/2052 (a)(e)(j)	12,996,000	1,237,746
BBCMS Mortgage Trust
2018-C2, 4.236%, 12/15/2051	7,210,000	8,195,462
2020-C6, 0.678%, 02/15/2053 (e)(j)	59,000,000	3,342,202
2020-C6, 1.057%, 02/15/2053 (e)(j)	93,674,267	6,999,491
2020-C7, 0.988%, 04/15/2053 (e)(j)	17,140,000	1,413,366
2020-C7, 1.630%, 04/15/2053 (e)(j)	22,127,640	2,348,834
2021-C9, 0.995%, 02/15/2054 (e)(j)	68,467,000	5,968,631
2021-C9, 1.960%, 02/15/2054	13,500,000	13,756,106
2021-C9, 2.534%, 02/15/2054	5,000,000	5,082,141
Benchmark Mortgage Trust
2019-B9, 1.042%, 03/15/2052 (e)(j)	29,840,655	2,025,420
2019-B9, 2.002%, 03/15/2052 (a)(e)(j)	11,513,000	1,545,801
2019-B12, 0.416%, 08/15/2052 (a)(e)(j)	93,260,000	2,986,847
2020-B16, 0.240%, 02/15/2053 (a)(e)(j)	70,467,000	1,425,512
2020-B16, 0.927%, 02/15/2053 (e)(j)	103,009,063	7,101,270
2018-B7, 0.439%, 05/15/2053 (e)(j)	114,748,330	2,919,519
2020-B20, 0.582%, 10/15/2053 (e)(j)	79,394,000	3,754,892
2021-B23, 0.904%, 02/15/2054 (a)(e)(j)	105,441,000	8,473,112
2021-B23, 1.279%, 02/15/2054 (e)(j)	29,972,113	2,867,144
2021-B23, 1.766%, 02/15/2054	5,000,000	5,041,343
2021-B24, 0.592%, 03/15/2054 (e)(j)	99,123,000	5,529,824
2021-B24, 1.157%, 03/15/2054 (e)(j)	63,935,288	5,561,513
2021-B24, 2.256%, 03/15/2054	5,400,000	5,595,176
2021-B25, 0.662%, 04/15/2054 (j)	93,350,000	5,722,560
2021-B25, 1.114%, 04/15/2054 (j)	79,729,531	6,957,271
2021-B26, 1.481%, 06/15/2054 (j)	10,836,000	1,308,839
2021-B26, 2.688%, 06/15/2054 (e)	6,000,000	6,056,898
2019-B13, 0.404%, 08/15/2057 (a)(e)(j)	82,774,000	2,600,345
2019-B13, 1.505%, 08/15/2057 (a)(e)(j)	12,071,000	1,306,553
2019-B14, 0.786%, 12/15/2062 (e)(j)	79,341,849	3,764,231
Braemar Hotels & Resorts Trust
2018-PRME, 1.351% (1 Month LIBOR USD + 1.250%), 06/15/2035 (a)(b)	3,000,000	2,913,661
California Housing Finance Agency
2021-1, 0.796%, 11/20/2035 (j)	28,931,712	2,021,459
Cantor Commercial Real Estate Lending
2019-CF2, 0.670%, 11/15/2052 (e)(j)	134,736,000	6,602,077
CCUBS Commercial Mortgage Trust
2017-C1, 0.289%, 11/15/2050 (e)(j)	40,062,667	780,477
CD Mortgage Trust
2017-CD3, 0.574%, 02/10/2050 (e)(j)	61,857,000	1,984,088
2018-CD7, 4.213%, 08/15/2051	3,236,000	3,662,712
CGMS Commercial Mortgage Trust
2017-B1, 0.207%, 08/15/2050 (e)(j)	38,016,000	463,985
2017-B1, 3.243%, 08/15/2050	1,570,000	1,703,259
Citigroup Commercial Mortgage Trust
2013-GC17, 5.109%, 11/10/2046 (e)	5,000,000	5,269,925
2014-GC19, 4.805%, 03/10/2047 (e)	3,030,000	3,300,697
2014-GC19, 5.092%, 03/10/2047 (e)	2,757,579	2,996,811
2016-C1, 4.117%, 05/10/2049	3,000,000	3,285,691
2016-C1, 4.949%, 05/10/2049 (e)	6,840,000	7,628,571
2016-P5, 2.841%, 10/10/2049	1,900,000	2,006,008
2016-P6, 4.238%, 12/10/2049 (e)	6,835,000	7,577,250
2017-P7, 0.534%, 04/14/2050 (e)(j)	45,124,000	1,520,016
2017-P8, 4.192%, 09/15/2050	4,160,000	4,672,004
2017-P8, 4.266%, 09/15/2050 (e)	10,740,000	11,864,304
2017-C4, 0.306%, 10/12/2050 (e)(j)	42,746,500	750,894
2017-C4, 1.083%, 10/12/2050 (e)(j)	32,049,647	1,579,153
2017-C4, 3.297%, 10/12/2050	4,500,000	4,888,963
2018-B2, 0.391%, 03/10/2051 (e)(j)	49,202,000	1,293,088
2018-C5, 0.212%, 06/10/2051 (a)(e)(j)	28,400,000	646,802
2018-C5, 0.592%, 06/10/2051 (e)(j)	94,438,685	3,675,072
2018-C5, 4.148%, 06/10/2051 (e)	4,300,000	4,833,985
2018-C6, 0.779%, 11/10/2051 (e)(j)	23,958,492	1,224,578
2018-C6, 4.343%, 11/10/2051	5,000,000	5,742,270
2018-C6, 4.412%, 11/10/2051	3,000,000	3,495,188
2020-GC46, 0.319%, 02/15/2053 (a)(e)(j)	92,457,000	2,705,800
2020-GC46, 0.987%, 02/15/2053 (e)(j)	89,782,658	6,361,317
2019-GC41, 1.058%, 08/10/2056 (e)(j)	49,831,457	3,332,359
2019-C7, 0.285%, 12/15/2072 (a)(e)(j)	50,711,000	1,240,924
2019-C7, 0.876%, 12/15/2072 (e)(j)	76,518,672	4,776,081
2019-C7, 1.202%, 12/15/2072 (a)(e)(j)	31,520,000	2,897,337
2019-C7, 3.667%, 12/15/2072 (e)	4,000,000	4,343,880
COMM Mortgage Trust
2014-CR18, 4.456%, 07/15/2047 (e)	4,550,700	4,937,322
2013-CR11, 0.916%, 08/10/2050 (e)(j)	50,249,442	902,857
2019-GC44, 1.027%, 08/15/2057 (a)(e)(j)	19,460,000	1,525,000
CSAIL Commercial Mortgage Trust
2016-C5, 1.000%, 11/15/2048 (a)(e)(j)	46,821,000	1,808,152
2015-C1, 0.500%, 04/15/2050 (a)(e)(j)	62,192,000	990,470
2017-C8, 0.374%, 06/15/2050 (e)(j)	74,773,000	1,588,851
2019-C17, 1.364%, 09/15/2052 (e)(j)	85,754,716	7,533,114
2019-C18, 1.076%, 12/15/2052 (e)(j)	93,296,427	6,250,012
DOLP Trust
2021-NYC, 2.956%, 05/10/2041 (a)	10,000,000	10,517,434
FREMF Mortgage Trust
2019-KF62, 2.157% (1 Month LIBOR USD + 2.050%), 04/25/2026 (a)(b)	4,532,176	4,513,329
2019-K735, 4.018%, 05/25/2026 (a)(e)	6,000,000	6,660,558
2018-KF48, 2.157% (1 Month LIBOR USD + 2.050%), 06/25/2028 (a)(b)	9,044,497	8,937,860
2018-KF50, 2.007% (1 Month LIBOR USD + 1.900%), 07/25/2028 (a)(b)	4,835,558	4,779,352
2019-K734, 4.052%, 02/25/2051 (a)(e)	5,000,000	5,541,519
2019-K101, 3.527%, 10/25/2052 (a)(e)	10,000,000	10,695,738
GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)	6,608,000	6,596,082
2018-GS10, 1.410%, 07/10/2051 (a)(e)(j)	24,049,000	2,236,619
GS Mortgage Securities Trust
2017-FARM, 3.541%, 01/10/2043 (a)(e)	4,135,000	4,565,933
2015-GC32, 4.412%, 07/10/2048 (e)	5,100,000	5,603,030
2016-GS3, 3.395%, 10/10/2049 (e)	10,417,000	10,845,615
2015-GC30, 4.029%, 05/10/2050 (e)	2,960,000	3,178,412
2017-GS8, 0.383%, 11/10/2050 (e)(j)	44,642,000	1,067,908
2019-GC38, 1.834%, 02/10/2052 (a)(e)(j)	20,916,000	2,680,042
2019-GC39, 0.637%, 05/10/2052 (e)(j)	69,588,000	3,336,877
2019-GC39, 1.624%, 05/10/2052 (a)(e)(j)	8,215,000	938,021
2019-GC40, 1.160%, 07/10/2052 (a)(e)(j)	5,920,000	518,556
2019-GSA1, 0.830%, 11/10/2052 (e)(j)	72,875,382	4,342,345
2020-GSA2, 0.941%, 12/12/2053 (a)(e)(j)	73,324,000	5,964,673
JP Morgan Chase Commercial Mortgage Securities Trust
2016-NINE, 2.854%, 09/06/2038 (a)(e)	7,000,000	7,372,415
2012-CBX, 5.066%, 06/15/2045 (e)	6,680,000	6,087,893
2015-JP1, 4.731%, 01/15/2049 (e)	5,485,000	6,033,911
2016-JP2, 2.713%, 08/15/2049	2,017,000	2,113,030
2007-CB20, 0.000%, 02/12/2051 (a)(d)(e)(j)	11,019,302	110
JPMBB Commercial Mortgage Securities Trust
2015-C28, 3.042%, 10/15/2048	1,254,643	1,309,797
2015-C28, 3.532%, 10/15/2048	5,000,000	5,355,996
2015-C32, 0.500%, 11/15/2048 (a)(e)(j)	23,066,000	428,765
2015-C33, 3.562%, 12/15/2048	5,409,700	5,750,179
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 0.656%, 07/15/2050 (e)(j)	68,830,000	2,545,223
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.638%, 12/15/2049 (e)	5,500,000	5,836,373
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (e)	5,000,000	5,367,638
2015-C27, 3.557%, 12/15/2047	3,582,785	3,789,305
2015-C27, 4.508%, 12/15/2047 (e)	3,000,000	3,290,372
2015-C25, 4.525%, 10/15/2048 (e)	5,195,000	5,632,187
2016-C31, 1.290%, 11/15/2049 (a)(e)(j)	21,212,500	1,233,649
2015-C23, 4.144%, 07/15/2050 (e)	3,845,000	4,126,767
2017-C34, 2.700%, 11/15/2052 (a)	4,000,000	3,548,902
2017-C34, 4.111%, 11/15/2052 (e)	4,814,000	5,283,399
2017-C34, 4.179%, 11/15/2052 (e)	3,500,000	3,772,646
Morgan Stanley Capital I Trust
2016-BNK2, 0.540%, 11/15/2049 (e)(j)	58,680,000	1,650,264
2018-H3, 0.357%, 07/15/2051 (e)(j)	135,712,000	3,410,361
2018-H3, 1.849%, 07/15/2051 (a)(e)(j)	15,363,500	1,707,863
2018-H3, 4.120%, 07/15/2051	5,000,000	5,590,488
2019-L2, 0.625%, 03/15/2052 (e)(j)	127,093,000	5,852,201
2019-H7, 0.662%, 07/15/2052 (e)(j)	130,723,000	6,523,326
2021-L5, 2.500%, 05/15/2054 (a)	3,500,000	3,127,024
2021-L5, 3.102%, 05/15/2054	6,627,000	6,918,012
MSC
2021-L5, 0.838%, 05/15/2054 (j)	70,387,500	4,703,483
RBS Commercial Funding Inc. Trust
2013-SMV, 3.584%, 03/11/2031 (a)(e)	5,000,000	4,775,238
UBS Commercial Mortgage Trust
2017-C1, 0.914%, 06/15/2050 (e)(j)	13,000,000	674,989
2017-C6, 0.361%, 12/15/2050 (e)(j)	63,420,500	1,906,890
2017-C7, 0.362%, 12/15/2050 (e)(j)	170,396,000	3,793,577
2018-C10, 0.943%, 05/15/2051 (e)(j)	47,935,737	2,508,261
2018-C12, 0.228%, 08/15/2051 (e)(j)	139,858,000	2,985,591
2018-C12, 0.815%, 08/15/2051 (e)(j)	48,995,164	2,293,101
2018-C13, 0.256%, 10/15/2051 (e)(j)	128,678,000	3,111,087
2018-C13, 1.980%, 10/15/2051 (a)(e)(j)	16,442,000	2,148,606
2018-C13, 4.241%, 10/15/2051	3,100,000	3,520,289
2018-C14, 0.301%, 12/15/2051 (e)(j)	114,392,000	2,835,423
2019-C17, 0.853%, 10/15/2052 (e)(j)	128,213,000	8,252,943
2019-C18, 2.987%, 12/15/2052	4,500,000	4,899,946
2019-C18, 3.378%, 12/15/2052 (e)	4,000,000	4,305,654
UBS-Barclays Commercial Mortgage Trust
2012-C3, 4.365%, 08/10/2049 (a)(e)	6,000,000	6,244,613
Washington State Housing Finance Commission
2021-1, 0.725%, 12/20/2035 (j)	21,250,000	1,347,250
Wells Fargo Commercial Mortgage Trust
2017-SMP, 0.976% (1 Month LIBOR USD + 0.875%), 12/15/2034 (a)(b)	6,875,000	6,861,477
2015-NXS1, 3.658%, 05/15/2048 (e)	1,320,000	1,405,117
2015-C31, 3.487%, 11/15/2048	2,404,381	2,556,397
2016-LC24, 1.002%, 10/15/2049 (e)(j)	66,264,075	3,176,382
2017-RB1, 0.713%, 03/15/2050 (e)(j)	69,254,209	2,767,890
2017-C42, 0.325%, 12/15/2050 (e)(j)	116,750,000	2,582,113
2018-C44, 0.744%, 05/15/2051 (e)(j)	94,533,247	3,991,336
2018-C45, 4.147%, 06/15/2051	5,388,000	6,058,778
2018-C46, 4.086%, 08/15/2051	5,040,000	5,699,127
2018-C48, 0.242%, 01/15/2052 (e)(j)	138,642,000	2,876,586
2018-C48, 4.245%, 01/15/2052	7,000,000	7,955,440
2019-C49, 0.603%, 03/15/2052 (e)(j)	125,812,000	5,702,957
2019-C49, 3.933%, 03/15/2052	5,000,000	5,658,463
2019-C49, 4.546%, 03/15/2052	4,647,000	5,328,918
2019-C50, 0.868%, 05/15/2052 (e)(j)	36,427,311	2,402,480
2019-C51, 0.687%, 06/15/2052 (e)(j)	130,394,000	6,556,536
2019-C51, 1.371%, 06/15/2052 (e)(j)	26,758,919	2,257,465
2019-C52, 1.093%, 08/15/2052 (e)(j)	86,124,292	7,010,199
2019-C52, 1.615%, 08/15/2052 (e)(j)	60,859,151	6,260,739
2019-C53, 0.454%, 10/15/2052 (e)(j)	105,325,000	4,068,315
2019-C53, 3.514%, 10/15/2052 (e)	5,000,000	5,371,761
2019-C54, 0.839%, 12/15/2052 (e)(j)	39,031,353	2,366,529
2020-C55, 0.817%, 02/15/2053 (e)(j)	58,030,370	3,685,375
2020-C55, 3.542%, 02/15/2053 (e)	5,691,000	5,904,533
2020-C56, 0.314%, 06/15/2053 (e)(j)	127,035,000	3,296,495
2020-C56, 2.422%, 06/15/2053	2,250,000	2,372,397
2020-C58, 1.129%, 07/15/2053 (e)(j)	109,974,000	10,547,782
2020-C57, 0.734%, 08/15/2053 (e)(j)	74,972,000	4,625,922
2020-C57, 1.914%, 08/15/2053	6,000,000	6,052,532
2021-C59, 1.041%, 04/15/2054 (j)	65,782,000	5,337,584
2021-C59, 1.584%, 04/15/2054 (j)	40,274,000	4,953,911
2021-C59, 3.284%, 04/15/2054	7,648,000	7,796,255
2015-C30, 4.067%, 09/15/2058 (e)	10,000,000	11,041,496
2015-C30, 4.400%, 09/15/2058 (e)	5,100,000	5,619,867
2018-C47, 0.157%, 09/15/2061 (e)(j)	164,144,000	2,140,405
2018-C47, 4.365%, 09/15/2061	5,625,000	6,445,673
2018-C47, 4.673%, 09/15/2061 (e)	8,000,000	9,260,277
WFRBS Commercial Mortgage Trust
2013-UBS1, 5.040%, 03/15/2046 (e)	7,500,000	8,061,848
TOTAL NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES (Cost $917,892,483)		904,150,442

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 6.83%
FHMR
2020-RR09, 2.676%, 08/27/2029 (j)	42,360,000	6,975,663
Freddie Mac Multifamily ML Certificates
2020-ML07, 2.006%, 10/25/2036 (a)(e)(j)	25,416,723	4,713,023
2019-ML06, 1.132%, 06/25/2037 (a)(e)(j)	10,100,125	1,078,026
2021-ML08, 1.846%, 07/25/2037 (e)(j)	33,678,323	6,161,786
2021-ML09, 1.488%, 02/25/2040 (e)(j)	44,645,922	6,976,372
Freddie Mac Multifamily Structured Pass Through Certificates
K018, 1.224%, 01/25/2022 (e)(j)	49,415,360	162,626
K019, 1.585%, 03/25/2022 (e)(j)	83,388,695	508,613
K021, 1.395%, 06/25/2022 (e)(j)	69,421,437	620,315
K723, 0.946%, 08/25/2023 (e)(j)	72,054,522	1,150,271
K723, 0.855%, 09/25/2023 (e)(j)	61,645,000	1,082,314
K728, 0.410%, 08/25/2024 (e)(j)	63,724,832	688,655
K729, 0.356%, 10/25/2024 (e)(j)	50,665,783	509,196
K042, 1.036%, 12/25/2024 (e)(j)	116,242,800	3,746,947
K046, 0.357%, 03/25/2025 (e)(j)	453,379,483	5,791,152
K049, 0.590%, 07/25/2025 (e)(j)	94,385,554	2,070,215
K734, 0.648%, 02/25/2026 (e)(j)	65,055,506	1,720,445
K735, 0.957%, 05/25/2026 (e)(j)	59,475,488	2,555,436
K735, 1.363%, 05/25/2026 (e)(j)	70,547,000	4,572,306
K737, 1.004%, 10/25/2026 (e)(j)	20,050,000	1,044,120
K061, 0.046%, 11/25/2026 (e)(j)	72,512,000	377,925
K062, 0.170%, 12/25/2026 (e)(j)	79,423,000	912,133
K063, 0.286%, 01/25/2027 (e)(j)	378,229,081	5,625,477
K064, 0.604%, 03/25/2027 (e)(j)	131,441,474	4,197,347
K738, 1.368%, 03/25/2027 (e)(j)	24,099,000	1,796,747
K065, 0.548%, 05/25/2027 (e)(j)	57,193,000	1,865,676
K066, 0.750%, 06/25/2027 (e)(j)	31,689,117	1,278,032
KW03, 0.840%, 06/25/2027 (e)(j)	16,028,506	617,593
K067, 0.576%, 07/25/2027 (e)(j)	40,637,380	1,322,564
K068, 0.431%, 08/25/2027 (e)(j)	104,246,587	2,628,140
K069, 0.363%, 09/25/2027 (e)(j)	30,256,540	660,764
K739, 1.612%, 09/25/2027 (e)(j)	32,621,072	3,042,072
K070, 0.326%, 11/25/2027 (e)(j)	278,368,546	5,654,250
K072, 0.368%, 12/25/2027 (e)(j)	61,087,726	1,366,600
K073, 0.202%, 01/25/2028 (e)(j)	54,203,000	837,160
K073, 0.302%, 01/25/2028 (e)(j)	156,437,791	3,170,650
K742, 1.016%, 04/25/2028 (e)(j)	89,849,000	5,473,412
KW06, 0.095%, 06/25/2028 (e)(j)	593,580,877	5,369,889
K080, 0.119%, 07/25/2028 (e)(j)	430,281,531	4,595,536
K081, 0.069%, 08/25/2028 (e)(j)	155,756,010	1,184,680
K084, 0.203%, 10/25/2028 (e)(j)	338,855,946	5,312,007
K089, 0.453%, 01/25/2029 (e)(j)	53,965,000	1,899,163
K088, 0.507%, 01/25/2029 (e)(j)	149,767,375	5,548,342
K090, 0.705%, 02/25/2029 (e)(j)	77,881,298	3,970,132
K091, 0.486%, 03/25/2029 (e)(j)	53,659,000	2,044,993
K090, 0.621%, 03/25/2029 (e)(j)	50,517,000	2,385,069
KW09, 0.802%, 05/25/2029 (e)(j)	63,340,000	3,368,434
K093, 0.951%, 05/25/2029 (e)(j)	54,608,082	3,649,327
K094, 0.880%, 06/25/2029 (e)(j)	194,988,348	12,356,782
K097, 1.089%, 07/25/2029 (e)(j)	72,930,582	5,770,880
KG02, 1.018%, 08/25/2029 (e)(j)	33,000,000	2,348,448
K098, 1.144%, 08/25/2029 (e)(j)	62,146,214	5,151,057
KW10, 0.649%, 09/25/2029 (e)(j)	73,896,942	3,543,292
K099, 0.886%, 09/25/2029 (e)(j)	66,791,328	4,329,815
K100, 0.910%, 09/25/2029 (e)(j)	62,086,000	4,389,431
K102, 0.824%, 10/25/2029 (e)(j)	101,297,058	6,266,307
K101, 1.205%, 10/25/2029 (e)(j)	65,686,000	5,534,873
K103, 0.638%, 11/25/2029 (e)(j)	125,374,319	6,158,161
K105, 1.767%, 01/25/2030 (e)(j)	64,122,000	8,927,180
K107, 1.549%, 02/25/2030 (e)(j)	59,449,000	7,340,703
K108, 1.660%, 03/25/2030 (e)(j)	70,599,515	9,389,714
K108, 1.690%, 03/25/2030 (e)(j)	16,051,596	2,086,226
K112, 1.433%, 05/25/2030 (e)(j)	41,876,065	4,696,815
K111, 1.572%, 05/25/2030 (e)(j)	74,200,045	9,031,778
K112, 1.663%, 05/25/2030 (e)(j)	44,272,000	5,987,708
K114, 1.118%, 06/25/2030 (e)(j)	58,935,574	5,224,108
K115, 1.328%, 06/25/2030 (e)(j)	54,176,166	5,651,744
K114, 1.342%, 06/25/2030 (e)(j)	42,500,000	4,679,433
KG03, 1.381%, 06/25/2030 (e)(j)	15,600,000	1,650,595
K115, 1.547%, 07/25/2030 (e)(j)	22,290,414	2,836,535
K118, 0.961%, 09/25/2030 (e)(j)	56,170,616	4,347,066
K118, 1.170%, 09/25/2030 (e)(j)	35,916,184	3,567,680
K116, 1.600%, 09/25/2030 (e)(j)	23,000,000	3,074,520
K121, 1.028%, 10/25/2030 (e)(j)	49,295,390	4,031,934
K119, 1.134%, 10/25/2030 (e)(j)	51,000,000	4,896,974
KG04, 0.854%, 11/25/2030 (e)(j)	77,473,351	5,274,293
K122, 0.883%, 11/25/2030 (e)(j)	40,175,236	2,869,500
K122, 1.081%, 11/25/2030 (e)(j)	35,211,000	3,262,595
K121, 1.195%, 11/25/2030 (e)(j)	49,550,000	5,076,447
K123, 0.977%, 12/25/2030 (e)(j)	50,000,000	4,238,380
K125, 0.586%, 01/25/2031 (e)(j)	177,416,446	8,765,295
K125, 0.782%, 01/25/2031 (e)(j)	52,600,000	3,663,096
K124, 0.936%, 01/25/2031 (e)(j)	54,248,000	4,425,161
K152, 0.956%, 01/25/2031 (e)(j)	30,550,014	2,237,284
K127, 0.503%, 02/25/2031 (e)(j)	186,332,000	8,431,039
K128, 0.529%, 03/25/2031 (e)(j)	154,985,994	7,023,950
K128, 0.741%, 03/25/2031 (e)(j)	37,700,000	2,533,629
K155, 0.113%, 04/25/2033 (e)(j)	246,423,747	3,909,685
K1511, 0.777%, 03/25/2034 (e)(j)	42,973,483	3,287,918
K1512, 0.911%, 04/25/2034 (e)(j)	47,635,678	4,160,433
K1513, 0.859%, 08/25/2034 (e)(j)	76,067,351	6,383,709
K1514, 0.580%, 10/25/2034 (e)(j)	76,871,883	4,736,476
K1515, 1.513%, 02/25/2035 (e)(j)	59,930,811	9,373,179
K1516, 1.512%, 05/25/2035 (e)(j)	41,911,940	6,931,921
K1517, 1.334%, 07/25/2035 (e)(j)	81,946,419	11,914,067
K097, 1.348%, 09/25/2051 (e)(j)	66,115,000	6,699,625
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $375,824,795)		390,749,036

MUNICIPAL BONDS - 32.80%
Alaska - 0.32%
Alaska Municipal Bond Bank Authority
2.022%, 12/01/2030	5,000,000	4,998,868
2.122%, 12/01/2031	3,500,000	3,502,624
Municipality of Anchorage, AK
5.000%, 12/01/2050	8,000,000	9,613,965
		18,115,457
Arizona - 0.55%
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2042	9,000,000	14,243,220
City of Tucson, AZ
2.232%, 07/01/2034	11,605,000	11,405,310
Industrial Development Authority of the City of Phoenix
5.000%, 07/01/2045 (a)	4,285,000	4,685,839
Tempe Industrial Development Authority
4.000%, 10/01/2023 (a)	850,000	850,380
		31,184,749
California - 4.83%
Alvord Unified School District
0.000%, 08/01/2046 (d)	1,975,000	2,546,828
California Pollution Control Financing Authority
4.000%, 11/01/2023 (a)(g)	7,000,000	7,002,113
Chaffey Joint Union High School District
3.143%, 08/01/2043	2,620,000	2,681,116
City of Chula Vista, CA
1.728%, 06/01/2030	2,235,000	2,186,707
1.828%, 06/01/2031	2,000,000	1,946,827
City of Huntington Beach, CA
2.453%, 06/15/2031	4,000,000	4,084,206
City of Industry, CA
4.000%, 01/01/2028	2,885,000	3,178,914
City of Los Angeles Department of Airports
6.582%, 05/15/2039	5,070,000	6,668,511
City of Los Angeles, CA
3.550%, 09/01/2031	3,000,000	3,361,991
City of Orange, CA
2.220%, 06/01/2030	7,500,000	7,584,825
2.270%, 06/01/2031	12,370,000	12,453,331
City of Sacramento, CA Transient Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,508,963
City of San Diego, CA Tobacco Settlement Revenue Funding Corp.
3.435%, 06/01/2023	2,155,000	2,268,898
City of San Francisco, CA Public Utilities Commission Water Revenue
2.845%, 11/01/2041	2,000,000	2,013,357
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,793,458
City of Union City, CA
0.000%, 07/01/2025 (d)	2,105,000	1,938,565
Coachella Valley Unified School District
0.000%, 08/01/2034 (d)	1,100,000	849,036
Coast Community College District
2.957%, 08/01/2038	15,000,000	15,958,228
County of San Diego, CA
6.029%, 08/15/2026	705,000	836,109
Fullerton Public Financing Authority
7.750%, 05/01/2031	1,380,000	1,764,016
Gateway Unified School District, CA
0.000%, 08/01/2033 (d)	2,315,000	1,804,218
0.000%, 08/01/2035 (d)	2,315,000	1,702,441
0.000%, 08/01/2036 (d)	2,315,000	1,651,587
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038	18,545,000	19,188,834
Los Angeles Community College District, CA
1.806%, 08/01/2030	10,000,000	9,959,487
Los Angeles County Metropolitan Transportation Authority
5.735%, 06/01/2039	12,775,000	16,665,147
Los Angeles Department of Water & Power
6.574%, 07/01/2045	2,000,000	3,204,404
Los Angeles Housing Authority
5.000%, 06/01/2044	6,510,000	7,694,076
Los Angeles Unified School District, CA
5.750%, 07/01/2034	12,605,000	16,884,143
Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	2,800,000	3,609,102
M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	5,537,659
Northern California Power Agency
5.679%, 06/01/2035	9,900,000	12,209,960
Norwalk-La Mirada Unified School District
0.000%, 08/01/2038 (d)	4,200,000	2,667,142
Oceanside Unified School District
0.000%, 08/01/2041 (d)	5,225,000	3,346,517
Palmdale Elementary School District
0.000%, 08/01/2029 (d)	540,000	471,520
Pasadena Unified School District
2.881%, 05/01/2037	4,445,000	4,723,035
Peralta Community College District
0.000%, 08/05/2031 (d)	4,550,000	4,223,970
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2035 (d)	7,600,000	5,829,119
Poway Unified School District
0.000%, 08/01/2034 (d)	5,735,000	4,472,974
San Diego County Regional Transportation Commission
5.000%, 04/01/2045	7,085,000	9,293,863
San Diego Unified School District
0.000%, 07/01/2034 (d)	1,650,000	1,316,261
0.000%, 07/01/2036 (d)	7,895,000	5,975,309
San Francisco City & County Redevelopment Financing Authority
0.000%, 08/01/2036 (d)	5,225,000	3,260,861
5.750%, 08/01/2037	4,400,000	5,860,944
8.406%, 08/01/2039	2,565,000	4,233,842
San Mateo Union High School District
0.000%, 09/01/2041 (d)	10,000,000	11,852,704
Santa Ana Unified School District
0.000%, 08/01/2037 (d)	2,500,000	1,739,105
South Placer Wastewater Authority
5.000%, 11/01/2035	2,935,000	4,145,056
University of California
5.500%, 05/15/2058	2,500,000	3,179,474
West Contra Costa Unified School District
0.000%, 08/01/2036 (d)	4,485,000	3,262,737
West Sonoma County Union High School District
0.000%, 08/01/2037 (d)	1,840,000	1,327,939
William S. Hart Union High School District
0.000%, 08/01/2034 (d)	2,380,000	1,873,289
0.000%, 08/01/2036 (d)	1,000,000	745,162
Yosemite Community College District
0.000%, 08/01/2038 (d)	6,110,000	4,268,894
Yuba Community College District
0.000%, 08/01/2038 (d)	5,055,000	3,490,057
		276,296,831
Colorado - 1.02%
Board of Governors of Colorado State University System
2.594%, 03/01/2033	4,560,000	4,620,867
2.644%, 03/01/2034	6,275,000	6,330,384
City & County of Denver, CO Airport System Revenue
5.000%, 12/01/2036	10,750,000	15,077,242
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	3,025,000	3,074,770
Colorado Health Facilities Authority
3.796%, 11/01/2044	6,500,000	6,789,097
Ebert Metropolitan District
5.000%, 12/01/2043	10,000,000	12,382,015
Regional Transportation District Sales Tax Revenue
1.837%, 11/01/2031	10,370,000	10,194,898
		58,469,273
Connecticut - 0.12%
State of Connecticut
5.000%, 07/15/2030	5,000,000	6,603,853
Delaware - 0.05%
University of Delaware
5.000%, 11/01/2042	1,990,000	2,957,763
District of Columbia - 0.53%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	10,200,000	17,654,044
Washington Metropolitan Area Transit Authority
5.000%, 07/15/2045	10,000,000	12,910,796
		30,564,840
Florida - 2.45%
City of Fort Lauderdale, FL
1.600%, 01/01/2029	5,000,000	4,946,368
1.700%, 01/01/2030	15,085,000	14,715,823
City of Gainesville, FL
0.000%, 10/01/2027 (d)	4,610,000	4,106,088
0.000%, 10/01/2028 (d)	1,300,000	1,118,327
City of Gainesville, FL Utilities System Revenue
5.000%, 10/01/2047	7,000,000	8,810,231
City of Tampa, FL Water & Wastewater System Revenue
5.000%, 10/01/2050	10,000,000	12,988,021
County of Miami-Dade, FL
6.875%, 10/01/2034	1,550,000	2,257,472
County of Miami-Dade, FL Aviation Revenue
3.275%, 10/01/2029	1,700,000	1,882,698
County of Miami-Dade, FL Transit System
1.650%, 07/01/2030	16,095,000	15,670,061
County of Pasco, FL
5.000%, 10/01/2048	1,880,000	2,358,866
County of Pasco, FL Second Local Option Fuel Tax Revenue
5.000%, 10/01/2046	14,595,000	19,221,625
County of Sarasota, FL Utility System Revenue
5.000%, 10/01/2050	7,250,000	9,321,848
Florida Development Finance Corp.
7.375%, 01/01/2049 (a)	7,000,000	7,600,159
Reedy Creek Improvement District
2.731%, 06/01/2038	12,500,000	12,734,178
School District of Broward County, FL
5.000%, 07/01/2049	5,480,000	7,196,275
State Board of Administration Finance Corp.
2.154%, 07/01/2030	15,000,000	15,129,941
		140,057,981
Georgia - 0.21%
Medical Center Hospital Authority
4.875%, 08/01/2022	7,520,000	7,912,780
Valdosta & Lowndes County Hospital Authority
2.604%, 10/01/2030	2,000,000	2,084,319
3.000%, 10/01/2029	2,000,000	2,179,156
		12,176,255
Hawaii - 0.48%
State of Hawaii Airports System Revenue
5.000%, 07/01/2043	11,450,000	14,148,336
5.000%, 07/01/2050	10,295,000	13,057,917
		27,206,253
Illinois - 0.29%
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	2,485,000	3,091,074
Illinois Finance Authority
3.510%, 05/15/2041	7,000,000	6,864,681
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	2,570,000	3,098,254
State of Illinois
5.750%, 01/01/2037	3,000,000	3,765,593
		16,819,602
Indiana - 0.23%
GCS School Building Corp.
5.000%, 01/15/2040	2,100,000	2,644,211
Indiana Finance Authority
4.807%, 07/15/2035	3,000,000	3,690,379
5.000%, 10/01/2050	1,875,000	2,390,375
Indianapolis Local Public Improvement Bond Bank
2.473%, 01/01/2040	2,500,000	2,459,942
5.854%, 01/15/2030	1,810,000	2,192,426
		13,377,333
Iowa - 0.05%
Iowa Finance Authority
5.000%, 08/01/2044	2,280,000	2,980,345
Kansas - 0.20%
Kansas Development Finance Authority
5.371%, 05/01/2026	6,155,000	6,970,946
State of Kansas Department of Transportation
4.596%, 09/01/2035	3,480,000	4,242,311
		11,213,257
Kentucky - 0.11%
County of Warren, KY
3.921%, 12/01/2031	825,000	933,960
4.397%, 12/01/2038	1,540,000	1,781,055
Kentucky Higher Education Student Loan Corp.
3.860%, 06/01/2025	2,000,000	2,199,002
Kentucky State Property & Building Commission
5.000%, 02/01/2032	1,150,000	1,360,989
		6,275,006
Louisiana - 0.71%
City of New Orleans, LA Sewerage Service Revenue
1.791%, 06/01/2030	1,000,000	967,457
1.891%, 06/01/2031	1,575,000	1,514,394
City of New Orleans, LA Water System Revenue
1.841%, 12/01/2030	720,000	697,075
1.941%, 12/01/2031	885,000	855,202
Parish of East Baton Rouge Capital Improvements District
5.000%, 08/01/2048	10,000,000	12,459,117
State of Louisiana
1.742%, 06/15/2032	2,500,000	2,442,285
1.792%, 06/15/2033	1,900,000	1,843,785
State of Louisiana Gasoline & Fuels Tax Revenue
2.230%, 05/01/2036	7,000,000	6,767,713
2.530%, 05/01/2041	5,500,000	5,318,749
2.830%, 05/01/2043	8,000,000	7,879,336
		40,745,113
Maryland - 0.34%
Maryland Stadium Authority
2.805%, 05/01/2040	7,000,000	6,932,747
5.000%, 05/01/2050	7,000,000	10,339,064
State of Maryland Department of Transportation
1.686%, 08/01/2030	2,040,000	1,982,179
		19,253,990
Massachusetts - 0.84%
Commonwealth of Massachusetts
5.000%, 07/01/2045	8,590,000	11,080,969
5.000%, 11/01/2045	8,000,000	10,395,084
Commonwealth of Massachusetts Transportation Fund Revenue
5.000%, 06/01/2049	5,000,000	6,349,307
5.631%, 06/01/2030	1,050,000	1,305,943
Massachusetts Bay Transportation Authority
2.235%, 07/01/2031	8,795,000	9,055,034
Massachusetts Educational Financing Authority
3.455%, 07/01/2028	2,000,000	2,175,649
3.831%, 07/01/2024	450,000	487,046
Massachusetts State College Building Authority
5.932%, 05/01/2040	550,000	759,927
Massachusetts Water Resources Authority
5.000%, 08/01/2045	5,000,000	6,476,514
		48,085,473
Michigan - 2.24%
City of Detroit, MI
4.000%, 04/01/2044	8,700,000	8,262,737
Detroit City School District
7.747%, 05/01/2039	9,235,000	12,891,569
Durand Michigan Area Schools
5.000%, 05/01/2050	4,950,000	6,270,992
Great Lakes Water Authority Sewage Disposal System Revenue
2.365%, 07/01/2032	3,500,000	3,591,598
3.056%, 07/01/2039	1,465,000	1,527,847
Jenison Public Schools
5.000%, 05/01/2043	1,275,000	1,658,767
5.000%, 05/01/2045	1,665,000	2,159,435
Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,333,364
2.710%, 11/01/2026	7,145,000	7,665,795
3.084%, 12/01/2034	5,000,000	5,317,634
3.267%, 06/01/2039	14,000,000	14,750,393
3.610%, 11/01/2032	3,000,000	3,231,048
Mona Shores Public Schools
5.000%, 05/01/2044	1,800,000	2,367,413
Schoolcraft Community Schools
5.000%, 05/01/2050	8,315,000	10,533,999
State of Michigan Trunk Line Revenue
5.000%, 11/15/2045	29,230,000	37,953,384
Thornapple Kellogg School District
5.000%, 05/01/2042	2,345,000	3,014,086
Walled Lake Consolidated School District
5.000%, 05/01/2050	3,500,000	4,534,415
		128,064,476
Minnesota - 0.32%
Western Minnesota Municipal Power Agency
3.156%, 01/01/2039	17,500,000	18,428,240
Mississippi - 0.29%
Mississippi Development Bank
5.460%, 10/01/2036	5,735,000	7,027,515
State of Mississippi
5.000%, 10/15/2037	7,925,000	9,794,335
		16,821,850
Missouri - 0.46%
Kansas City Industrial Development Authority
5.000%, 03/01/2049	11,085,000	13,626,395
Kansas City Land Clearance Redevelopment Authority
6.400%, 10/15/2040 (a)	8,000,000	8,096,565
St. Louis School District
6.450%, 04/01/2028	3,800,000	4,858,232
		26,581,192
Nebraska - 0.19%
Central Plains Energy Project
5.000%, 09/01/2034	5,700,000	7,874,573
District Energy Corp.
2.390%, 07/01/2036	2,830,000	2,840,071
		10,714,644
Nevada - 0.58%
City of North Las Vegas, NV
6.572%, 06/01/2040	11,290,000	15,324,260
Clark County School District
5.510%, 06/15/2024	5,495,000	5,893,993
County of Clark, NV Department of Aviation
5.000%, 07/01/2041	1,500,000	1,893,054
County of Washoe, NV
5.000%, 02/01/2042	8,000,000	9,947,865
		33,059,172
New Hampshire - 0.08%
New Hampshire Business Finance Authority
3.278%, 10/01/2037	4,980,000	4,678,807
New Jersey - 0.97%
Mercer County Improvement Authority
8.270%, 12/01/2034	4,880,000	7,257,767
New Jersey Economic Development Authority
0.000%, 02/15/2025 (d)	19,320,000	18,574,495
7.425%, 02/15/2029	10,000,000	12,846,672
New Jersey Institute of Technology
3.323%, 07/01/2024	1,540,000	1,642,605
3.415%, 07/01/2042	3,500,000	3,485,336
New Jersey Turnpike Authority
1.863%, 01/01/2031	10,000,000	9,675,193
Rutgers The State University of New Jersey
3.270%, 05/01/2043	2,000,000	2,113,006
		55,595,074
New York - 0.63%
City of New York, NY
5.000%, 08/01/2043	5,000,000	6,276,918
5.000%, 03/01/2043	1,610,000	2,036,769
Dutchess County Local Development Corp.
4.550%, 07/01/2022	1,055,000	1,096,578
New York City Industrial Development Agency
2.436%, 01/01/2036	5,850,000	5,673,880
New York State Dormitory Authority
2.746%, 07/01/2030	6,430,000	6,750,573
5.096%, 08/01/2034	3,125,000	3,705,385
New York State Urban Development Corp.
5.000%, 03/15/2047	8,460,000	10,768,768
		36,308,871
North Dakota - 0.12%
County of Burleigh, ND
2.750%, 02/01/2022	7,000,000	7,002,064
Ohio - 2.23%
American Municipal Power, Inc.
7.499%, 02/15/2050	3,255,000	5,282,234
7.834%, 02/15/2041	1,380,000	2,242,624
Buckeye Tobacco Settlement Financing Authority
1.850%, 06/01/2029	1,170,000	1,170,000
1.950%, 06/01/2026	2,020,000	2,094,029
County of Hamilton, OH
3.756%, 06/01/2042	8,000,000	8,284,961
5.000%, 11/15/2049	10,880,000	17,062,948
Franklin County Convention Facilities Authority
2.022%, 12/01/2030	5,485,000	5,497,943
2.472%, 12/01/2034	22,100,000	22,092,692
JobsOhio Beverage System
2.833%, 01/01/2038	7,175,000	7,443,386
4.532%, 01/01/2035	19,535,000	23,958,238
Ohio Higher Educational Facility Commission
4.500%, 12/01/2026	4,025,000	4,095,616
Ohio Water Development Authority Water Pollution Control Loan Fund
5.000%, 12/01/2050	10,000,000	12,945,151
Southern Ohio Port Authority
7.000%, 12/01/2042 (a)	4,000,000	4,531,011
South-Western City School District
0.000%, 12/01/2028 (d)	2,735,000	2,363,039
State of Ohio
5.000%, 04/01/2039	1,865,000	2,416,822
5.000%, 04/01/2040	4,000,000	5,173,963
Sycamore Community City School District
5.850%, 12/01/2028	605,000	769,832
		127,424,489
Oklahoma - 0.14%
Oklahoma Development Finance Authority
5.450%, 08/15/2028	4,120,000	4,606,207
Oklahoma Turnpike Authority
1.722%, 01/01/2030	3,260,000	3,208,659
		7,814,866
Oregon - 0.35%
Oregon Health & Science University
2.850%, 07/01/2030	1,000,000	1,059,246
University of Oregon
5.000%, 04/01/2050	15,000,000	18,970,083
		20,029,329
Pennsylvania - 1.25%
Berks County Industrial Development Authority
3.950%, 05/15/2024	720,000	733,603
4.450%, 05/15/2027	800,000	818,945
Commonwealth Financing Authority
2.758%, 06/01/2030	4,500,000	4,692,162
2.758%, 06/01/2030	1,040,000	1,084,411
3.657%, 06/01/2038	5,820,000	6,482,793
3.807%, 06/01/2041	6,110,000	6,731,796
4.014%, 06/01/2033	3,775,000	4,334,204
Montgomery County Industrial Development Authority
3.150%, 11/15/2028	10,000,000	9,899,390
Pennsylvania Economic Development Financing Authority
2.502%, 06/15/2032	6,000,000	6,108,211
5.000%, 12/31/2030	1,000,000	1,181,446
Pennsylvania State University
2.790%, 09/01/2043	21,505,000	21,624,985
Pennsylvania Turnpike Commission
5.000%, 06/01/2042	5,000,000	6,015,412
Union County Hospital Authority
3.800%, 08/01/2023	840,000	869,755
4.400%, 08/01/2028	1,060,000	1,186,384
		71,763,497
Puerto Rico - 0.24%
Children's Trust Fund
5.375%, 05/15/2033	2,035,000	2,047,538
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	9,870,336	8,710,572
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2027 (d)	3,237,000	2,909,357
		13,667,467
Rhode Island - 0.14%
Providence Public Building Authority
5.000%, 09/15/2036	6,365,000	7,934,928
South Carolina - 0.16%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	2,000,000	2,739,625
Spartanburg County School District No. 7
5.000%, 03/01/2048	5,000,000	6,326,482
		9,066,107
Tennessee - 0.16%
Memphis-Shelby County Airport Authority
5.000%, 07/01/2045	7,000,000	8,936,287
Texas - 6.06%
Austin Achieve Public Schools, Inc.
5.750%, 06/15/2026	2,000,000	2,002,500
Board of Regents of the University of Texas System
4.794%, 08/15/2046	1,515,000	1,963,335
5.000%, 08/15/2040	2,750,000	4,049,817
5.134%, 08/15/2042	2,500,000	3,337,576
City of Austin, TX Electric Utility Revenue
5.000%, 11/15/2049	13,250,000	16,851,456
City of Dallas, TX
0.000%, 02/15/2031 (d)	10,000,000	8,008,718
0.000%, 02/15/2032 (d)	15,000,000	11,582,644
City of Dallas, TX Waterworks & Sewer System Revenue
5.000%, 10/01/2045	23,135,000	30,053,536
City of El Paso, TX
6.018%, 08/15/2035	3,000,000	4,095,997
City of Houston, TX
5.508%, 03/01/2036	4,900,000	6,489,337
6.290%, 03/01/2032	920,000	1,153,886
City of Houston, TX Airport System Revenue
2.385%, 07/01/2031	15,000,000	15,176,359
6.880%, 01/01/2028	2,085,000	2,424,452
City of Houston, TX Combined Utility System Revenue
5.000%, 11/15/2049	2,000,000	2,558,185
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,683,887
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2045	2,150,000	2,737,101
5.000%, 02/01/2049	6,650,000	8,421,469
5.718%, 02/01/2041	5,645,000	7,819,652
5.985%, 02/01/2039	12,000,000	17,021,274
Clifton Higher Education Finance Corp.
0.750%, 08/15/2050 (a)	10,000,000	9,999,387
Colony Economic Development Corp.
7.250%, 10/01/2042	5,000,000	5,403,803
Dallas Area Rapid Transit
5.000%, 12/01/2045	7,620,000	9,762,342
Dallas Fort Worth International Airport
2.994%, 11/01/2038	15,100,000	15,573,257
Lower Colorado River Authority
5.000%, 05/15/2045	7,160,000	8,916,863
5.000%, 05/15/2050	10,210,000	12,651,870
5.000%, 05/15/2046	8,875,000	11,268,490
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue
2.599%, 11/01/2037	17,015,000	17,087,096
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020 (f)(g)	220,000	78,650
North Texas Tollway Authority
0.000%, 01/01/2031 (d)	7,850,000	6,709,077
8.410%, 02/01/2030	5,090,000	6,881,337
Tarrant Regional Water District
1.550%, 09/01/2030	6,720,000	6,671,858
Texas Public Finance Authority
8.250%, 07/01/2024	30,040,000	30,296,094
Texas Transportation Commission
1.963%, 10/01/2036	5,150,000	4,866,764
2.013%, 10/01/2037	6,295,000	5,917,029
2.063%, 10/01/2038	6,445,000	6,038,277
Texas Water Development Board
5.000%, 04/15/2049	30,000,000	37,784,706
White Settlement Independent School District
0.000%, 08/15/2030 (d)	1,420,000	1,185,611
		346,523,692
Utah - 0.51%
County of Salt Lake, UT Convention Hotel Revenue
5.750%, 10/01/2047 (a)	5,000,000	4,950,448
County of Utah, UT
5.000%, 05/15/2043	2,500,000	3,221,295
5.000%, 05/15/2050	10,310,000	13,111,104
Wildflower Improvement Association
6.625%, 03/01/2031 (a)(g)	7,924,420	7,939,441
		29,222,288
Virginia - 0.57%
County of Botetourt, VA
6.000%, 07/01/2044	4,485,000	5,026,874
Hampton Roads Transportation Accountability Commission
5.000%, 07/01/2045	17,770,000	22,940,425
Virginia Commonwealth Transportation Board
5.350%, 05/15/2035	3,755,000	4,577,457
		32,544,756
Washington - 1.53%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2046	11,000,000	16,856,315
State of Washington
5.000%, 02/01/2042	25,000,000	32,177,600
5.000%, 02/01/2043	5,000,000	6,421,393
5.000%, 02/01/2045	17,885,000	23,364,730
Washington State Housing Finance Commission
3.000%, 01/01/2025 (a)	8,500,000	8,500,770
		87,320,808
West Virginia - 0.05%
Tobacco Settlement Finance Authority
2.701%, 06/01/2030	2,770,000	2,845,824
Wisconsin - 0.20%
Milwaukee Redevelopment Authority
0.000%, 04/01/2039 (d)	1,000,000	533,166
Public Finance Authority
4.153%, 05/15/2031	3,635,000	4,001,685
5.000%, 05/15/2032 (a)	1,275,000	1,396,048
9.000%, 06/01/2029 (a)(g)	5,750,000	5,741,107
		11,672,006
TOTAL MUNICIPAL BONDS (Cost $1,831,020,273)		1,876,404,108

CLOSED-END MUTUAL FUNDS - 0.12%
BlackRock Investment Quality Municipal Trust, Inc.	24,400	468,480
Invesco High Income Trust II	71,475	1,020,663
Invesco Municipal Opportunity Trust	172,200	2,353,974
Nuveen Quality Municipal Income Fund	183,527	2,877,704
TOTAL CLOSED-END MUTUAL FUNDS (Cost $5,986,056)		6,720,821

GOVERNMENT SECURITIES & AGENCY ISSUES - 0.08%
United States International Development Finance Corp.
1.320%, 03/15/2035	5,000,000	4,759,587
TOTAL GOVERNMENT SECURITIES & AGENCY ISSUES (Cost $5,000,000)		4,759,587

US GOVERNMENT NOTES/BONDS - 3.13%
United States Treasury Notes/Bonds
1.250%, 04/30/2028	100,000,000	100,046,875
2.875%, 05/15/2028	50,000,000	55,458,985
1.875%, 02/15/2041	25,000,000	23,734,375
TOTAL US GOVERNMENT NOTES/BONDS (Cost $179,518,602)		179,240,235

SHORT-TERM INVESTMENTS - 4.20%
First American Government Obligations Fund - Class X, 0.026% (k)	240,366,880	240,366,880
TOTAL SHORT-TERM INVESTMENTS (Cost $240,366,880)		240,366,880

Total Investments (Cost $5,704,760,257) - 100.17%		5,731,223,335
Liabilities in Excess of Other Assets - (0.17)%		(9,855,497)
TOTAL NET ASSETS - 100.00%		$5,721,367,838

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2021.
(c)	Foreign issued security.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Variable rate security; the rate shown represents the rate at May 31, 2021. The coupon is based on an underlying pool of loans.
(f)	Default or other conditions exist at May 31, 2021.
(g)	Represents an illiquid security. The total market value of these securities were $30,813,630, representing 0.54% of net assets.
(h)	Step-up bond; the rate shown represents the rate at May 31, 2021.
(i)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(j)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(k)	Seven day yield at May 31, 2021.

Abbreviations:
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.

Summary of Fair Value Exposure at May 31, 2021

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s investments carried at fair value:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$32,179,710	$-	$32,179,710
Collateralized Loan Obligations	-	572,524,292	-	572,524,292
Corporate Bonds	-	720,332,824	-	720,332,824
Non-Agency Residential Mortgage Backed Securities	-	803,795,400	-	803,795,400
Non-Agency Commercial Mortgage Backed Securities	-	904,150,442	-	904,150,442
Agency Commercial Mortgage Backed Securities	-	390,749,036	-	390,749,036
Municipal Bonds	-	1,876,404,108	-	1,876,404,108
Government Security & Agency Issues	-	4,759,587	-	4,759,587
US Government Notes/Bonds	-	179,240,235	-	179,240,235
Total Fixed Income	-	5,484,135,634	-	5,484,135,634

Equity
Closed-End Mutual Fund	6,720,821	-	-	6,720,821
Total Equity	6,720,821	-	-	6,720,821
Short-Term Investments	240,366,880	-	-	240,366,880
Total Investments In Securities	$247,087,701	$5,484,135,634	$-	$5,731,223,335

For the period ended May 31, 2021, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.